AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 21, 1999

                                                            File No. 333-_______

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/

                                STI CLASSIC FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 2 OLIVER STREET
                           BOSTON, MASSACHUSETTS 02109
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                   MARK NAGLE
                           C/O SEI INVESTMENTS COMPANY
                             ONE FREEDOM VALLEY ROAD
                            OAKS, PENNSYLVANIA 19456
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

RICHARD W. GRANT, ESQ.                          JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                     MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                              1701 MARKET STREET
PHILADELPHIA, PA 19103                          PHILADELPHIA, PA 19103

--------------------------------------------------------------------------------

It is proposed that this filing will become effective on December ___, 1999 pursuant to Rule 488.

--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                                STI CLASSIC FUNDS

                              Cross Reference Sheet

ITEMS REQUIRED BY FORM N-14

Part A.    INFORMATION REQUIRED IN             REGISTRATION STATEMENT HEADING
           PROSPECTUS

Item 1.    Beginning of Registration           Cover Page of Registration
           Statement and outside Front         Statement
           Cover Page of Prospectus

Item 2.    Beginning and Outside Back          Table of Contents
           Cover Page of Prospectus

Item 3.    Synopsis and Risk Factors           Synopsis; Risks

Item 4.    Information About the               Synopsis; Reasons for the
           Transaction                         Reorganization; Information
                                               Relating to the Reorganization;
                                               Agreement and Plan of
                                               Reorganization

Item 5.    Information About the               Prospectus Cover Page;
           Registrant                          Synopsis; Shareholder Rights


Item 6.    Information About the Company       Prospectus Cover Page; Synopsis;
           Being Acquired                      Reasons for the Reorganization;
                                               Information Relating to the
                                               Reorganization; Information About
                                               the Funds; Shareholder Rights

Item 7.    Voting Information                  Prospectus Cover Page; Notice of
                                               Special Meeting of Shareholders;
                                               Synopsis; Form of Agreement and
                                               Plan of Reorganization

Item 8.    Interest of Certain Persons         Voting Matters
           and Experts

Item 9.    Additional Information              Not applicable.
           Required for Reoffering
           by Persons Deemed to be
           Underwriters

Part B.    INFORMATION REQUIRED IN A
           STATEMENT OF ADDITIONAL
           INFORMATION

Item 10.   Cover Page                          Cover Page

Item 11.   Table of Contents                   Table of Contents

Item 12.   Additional Information              Incorporated by Reference to the
           About the Registrant                STI Classic Funds' Prospectus
                                               and SAI

Item 13.   Additional Information              Incorporated by Reference to the
           About the Company Being             CrestFunds' Prospectus and SAI
           Acquired

Item 14.   Financial Statements                Financial Statements

Part C.    OTHER INFORMATION

Item 15.   Indemnification                     Indemnification

Item 16.   Exhibits                            Exhibits

Item 17.   Undertakings                        Undertakings

                            [ESC Logo appears here]







         To ESC Strategic Funds' Shareholders:

                  Enclosed with this letter is a proxy ballot, an N-14 combined proxy/prospectus statement and related information concerning a special meeting of ESC Strategic Funds' shareholders.

                  The purpose of this proxy package is to announce that a Shareholder Meeting for the ESC Strategic Funds has been scheduled for March __, 2000. The purpose of the meeting is to submit the Agreement and Plan of Reorganization between the ESC Strategic Funds and the STI Classic Funds to the shareholders for a vote.

                  The Directors of the ESC Strategic Funds unanimously approved the Agreement and Plan of Reorganization at a meeting held on December 9, 1999. In coming to this conclusion, the Directors considered a variety of factors including:
*         the compatibility of the funds' objectives and policies
*         the expense ratios of the combined fund family
*         the potential economies of scale to be gained by the merger
* the advantages of increased investment opportunities for ESC Strategic Funds' shareholders; and
*         the fact that the merger will be free from Federal income taxes.

                  The details of the proposed Agreement and Plan of Reorganization are set forth in the combined prospectus and proxy statement that accompanies this letter. We encourage you to read them thoroughly. In addition, we have included a list of commonly asked questions and answers on the next page.

                  If you and the other shareholders of your fund approve the proposed reorganization of your fund and certain other conditions are satisfied, you will be able to continue your investment program through ownership in a STI Classic Funds portfolio with similar objectives and policies. As a shareholder of a STI Classic Funds portfolio, you will enjoy access, through the exchange privilege, to a much larger family of funds, including types of funds that the ESC Strategic Funds currently do not offer. This will provide you with a convenient way to diversify your investments.

                  Most shareholders cast their votes by filling out and signing the enclosed proxy card. In order to conduct the Shareholder Meeting, a majority of shares must be represented. YOUR VOTE IS VERY IMPORTANT. PLEASE MARK, SIGN AND DATE THE ENCLOSED PROXY CARD AND RETURN IT PROMPTLY IN THE ENCLOSED, POSTAGE-PAID ENVELOPE.

                  We thank you for your continued confidence and support.

                                              Sincerely,



                                              W. Howard Cammack, Jr.



                      IMPORTANT PROXY INFORMATION ENCLOSED
                           -IMMEDIATE ACTION REQUIRED-

                               QUESTIONS & ANSWERS
                                     FOR THE
                               ESC STRATEGIC FUNDS
                               SHAREHOLDER MEETING






Q. WHY IS THE BOARD OF DIRECTORS PROPOSING TO REORGANIZE THE ESC STRATEGIC FUNDS AND THE STI CLASSIC FUNDS?

         A. After conducting due diligence regarding a reorganization transaction between the STI Classic Funds and the ESC Strategic Funds, the Board of Directors voted to approve the transaction. Before approving the integration of the ESC Strategic Funds into the STI Classic Funds, the ESC Strategic Funds' Board of Directors evaluated the expanded range of investment alternatives that would be available to shareholders, the opportunities for increased economies of scale, and the potential for improved shareholder service. After careful consideration, they determined that the Agreement and Plan of Reorganization is in the best interests of the ESC Strategic Funds shareholders. Through this proxy, they are submitting the proposal for reorganization to you - the ESC Strategic Funds' shareholders - for a vote.

Q.       HOW WILL THIS AFFECT ME AS AN ESC STRATEGIC FUNDS' SHAREHOLDER?

         A. You will become a shareholder of a STI Classic Fund portfolio with similar investment objectives and policies as the ESC Strategic Funds you currently hold. As a STI Classic Fund shareholder, you will have access to the wider array of fund portfolios offered by the STI Classic family of funds.

                  The reorganization provides for the transfer of all of the assets of each of the ESC Strategic Funds into its corresponding STI Classic Fund in exchange for shares of the STI Classic Fund. There are NO SALES CHARGES on this transaction. Each ESC Strategic Funds shareholder will receive shares of STI Classic Funds equal in value to their ESC Strategic Funds shares. In certain cases, the NAV of your fund may change. However, in these cases the number of shares that you own will be adjusted so that there will be NO CHANGE in the market value of your account as a result of the merger.

Q.       WILL THE REORGANIZATION RESULT IN ANY TAXES?

         A. Neither the ESC Strategic Funds nor their shareholders will incur any Federal income tax as a result of the reorganizations.

Q.       WHAT FUND(S) WILL I HOLD FOLLOWING THE REORGANIZATIONS?

A. ESC Strategic Funds shareholders will receive shares of the following corresponding STI Classic Funds' portfolios. Please refer to the enclosed STI Classic Funds' prospectus for more details. Listed below are the ESC Strategic Funds and the corresponding STI Classic Funds' portfolio:

         ESC STRATEGIC FUNDS                       STI CLASSIC FUNDS
         -------------------                       -----------------
         ESC SMALL CAP                      STI CLASSIC SMALL CAP GROWTH STOCK
                  Class A                            Investor Class
                  Class D                            Flex Class
         ESC SMALL CAP II                   STI CLASSIC SMALL CAP GROWTH STOCK
                  Class A                            Investor Class
                  Class D                            Flex Class
         ESC INTERNATIONAL EQUITY           STI CLASSIC INTERNATIONAL EQUITY
                  Class A                            Investor Class
                  Class D                            Flex Class
         ESC APPRECIATION                   STI CLASSIC GROWTH AND INCOME
                  Class A                            Investor Class
                  Class D                            Flex Class
         ESC INCOME                         STI CLASSIC HIGH INCOME
                  Class A                            Flex Class
                  Class D                            Flex Class


Q.       HOW DOES THE ESC STRATEGIC FUNDS' BOARD OF DIRECTORS RECOMMEND THAT I
         VOTE?

         A. After careful consideration, the ESC Strategic Funds' Directors unanimously recommend that you vote "FOR" the proposed reorganizations. The Board also wishes to remind you to vote and return ALL the proxy ballot cards you receive. This means that if you receive multiple proxies and ballot cards because you are invested in more than one ESC Strategic Funds portfolio, please fill out and return each and every ballot card you receive.

         Q.       WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

         A. If you have any questions regarding this proxy, please contact your Financial Consultant, or the ESC Strategic Funds directly at _________________.

                   PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
                             YOUR VOTE IS IMPORTANT!

TWO NEW WAYS TO VOTE YOUR ESC STRATEGIC FUND SHARES...

                                VOTE BY TELEPHONE

                      It's fast, convenient, and your vote
                          is immediately confirmed and
                                     posted.

                            Using a touch tone phone
            call the toll-free number shown below or, if you prefer,
       send back your signed proxy in the postage paid envelope provided.

                         Just follow these 4 easy steps:

1.       Read the accompanying Proxy Statement and ballot.
2.       Call 1-800-690-6903.
3.       Enter your 12 digit Control Number located on your ballot.
4.       Follow the simple recorded instructions.

                                VOTE BY INTERNET

               It's fast, convenient, and your vote is immediately
                 confirmed and posted and you can get all future
                             materials by internet.

                                WWW.PROXYVOTE.COM

                         Just follow these 4 easy steps:

1.       Read the accompanying Proxy Statement and ballot.
2.       Go to website WWW.PROXYVOTE.COM.
3.       Enter your 12 digit Control Number located on your ballot.
4.       Follow the simple recorded instructions.

--------------------------------------------------------------------------------
                   BENEFITS OF TOUCH TONE AND INTERNET VOTING:

                          * Immediate voting results.
               * Voting six days a week, between 8am and midnight
                            (except day of meeting).
                   * The call takes as little as one minute.

      DO NOT RETURN VOTING FORM IF YOU ARE VOTING BY TELEPHONE OR INTERNET

                            ESC STRATEGIC FUNDS, INC.
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 22, 2000

     Notice is hereby given that a Special Meeting of Shareholders of the ESC Strategic Funds, Inc. (the "Corporation"), with respect to its five series (each an "ESC Strategic Fund" and collectively, the "ESC Strategic Funds"), will be held at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456, on March 22, 2000 at 3:00 p.m. (Eastern Time) for the purposes of considering the proposals set forth below. Collectively, the proposals, if approved, will result in the transfer of the assets and stated liabilities of each ESC Strategic Fund to a corresponding series of the STI Classic Funds (the "Trust") in return for shares of such series (each an "STI Fund") (the "Reorganization").

     Proposal 1:    Approval of the Reorganization as it relates to (i) the
                    transfer of all of the assets and certain stated liabilities of the ESC Strategic Small Cap Fund to the STI Small Cap
                    Growth Stock Fund, in exchange for shares of the STI Fund;
                    (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and
                    (iii) the termination under state law of the ESC Strategic
                    Fund.

     Proposal 2:    Approval of the Reorganization as it relates to (i) the
                    transfer of all of the assets and certain stated liabilities of the ESC Strategic Small Cap II Fund to the STI Small Cap
                    Growth Stock Fund, in exchange for shares of the STI Fund;
                    (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and
                    (iii) the termination under state law of the ESC Strategic
                    Fund.

     Proposal 3:    Approval of the Reorganization as it relates to (i) the
                    transfer of all of the assets and certain stated liabilities of the ESC Strategic International Equity Fund to the STI
                    International Equity Fund, in exchange for shares of the STI
                    Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding ESC Strategic
                    Fund; and (iii) the termination under state law of the ESC
                    Strategic Fund.

     Proposal 4:    Approval of the Reorganization as it relates to (i) the
                    transfer of all of the assets and certain stated liabilities of the ESC Strategic Appreciation Fund to the STI Growth and
                    Income Fund in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and
                    (iii) the termination under state law of the ESC Strategic
                    Fund.

     Proposal 5:    Approval of the Reorganization as it relates to
                    (i) the transfer of all of the assets and certain stated liabilities of the ESC Strategic Income Fund to the STI High
                    Income Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and
                    (iii) the termination under state law of the ESC Strategic
                    Fund.

     Proposal 6:    The transaction of such other business as may properly be
                    brought before the meeting.

     Shareholders of record as of the close of business on January 18, 2000 are entitled to notice of, and to vote at this meeting, or any adjournment of this meeting. Shareholders of the respective ESC Strategic Funds will vote separately, and the proposed Reorganization will be effected as to a particular ESC Strategic Fund only if that Fund's shareholders approve the proposal.

     SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF DIRECTORS OF ESC STRATEGIC FUNDS, INC. YOU MAY EXECUTE THE PROXY CARD IN ONE OF THE [FOUR] METHODS DESCRIBED IN THE PROXY CARD. RETURNING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.



R. Jeffrey Young
President

_______________, 1999

                           PROXY STATEMENT/PROSPECTUS

                    DATED                               , 1999

             RELATING TO THE ACQUISITION OF THE ASSETS OF SERIES OF

                            ESC STRATEGIC FUNDS, INC.
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
                              1-800-261-FUND (3863)

               BY AND IN EXCHANGE FOR SHARES OF CERTAIN SERIES OF

                                STI CLASSIC FUNDS
                                 2 OLIVER STREET
                                BOSTON, MA 02109
                                 1-800-874-4770

     This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of ESC Strategic Funds, Inc. (the "Corporation") in connection with the Special Meeting of Shareholders (the "Meeting") of each series of the Corporation (the ESC Strategic Small Cap Fund, ESC Strategic Small Cap II Fund, ESC Strategic International Equity Fund, ESC Strategic Appreciation Fund, and ESC Strategic Income Fund) (each an "ESC Strategic Fund" and collectively, the "ESC Strategic Funds"), to be held on March 22, 2000 at 3:00 p.m. (Eastern Time) at the offices of SEI Investments Company, One Freedom Valley Drive, Oaks, PA 19456. At the meeting, shareholders of each ESC Strategic Fund, voting separately, will be asked to consider and approve a proposed Agreement and Plan of Reorganization dated (the "Reorganization Agreement"), by and between the Corporation and STI Classic Funds (the "Trust") on behalf of three of its existing series (the STI Classic Small Cap Growth Stock Fund, STI Classic International Equity Fund and STI Classic Growth and Income Fund) (collectively, the "Existing STI Funds") and one new series, the STI Classic High Income Fund (the "New STI Fund" and, with the Existing STI Funds, the "STI Funds"). The Corporation and the Trust are referred to collectively as the "Companies" and the participating series of the Companies are referred to collectively as the "Funds." A copy of the Reorganization Agreement is attached as Exhibit A.

     Proposal 1:    Approval of the Reorganization as it relates to (i) the
                    transfer of all of the assets and certain stated liabilities of the ESC Strategic Small Cap Fund to the STI Small Cap
                    Growth Stock Fund, in exchange for shares of the STI Fund;
                    (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and
                    (iii) the termination under state law of the ESC Strategic
                    Fund.

     Proposal 2:    Approval of the Reorganization as it relates to (i) the
                    transfer of all of the assets and certain stated liabilities of the ESC Strategic Small Cap II Fund to the STI Small Cap
                    Growth Stock Fund, in exchange for shares of the

                    STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and (iii) the termination under state law of the ESC Strategic Fund.

     Proposal 3:    Approval of the Reorganization as it relates to (i) the
                    transfer of all of the assets and certain stated liabilities of the ESC Strategic International Equity Fund to the STI
                    International Equity Fund, in exchange for shares of the STI
                    Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding ESC Strategic
                    Fund; and (iii) the termination under state law of the ESC
                    Strategic Fund.

     Proposal 4:    Approval of the Reorganization as it relates to (i) the
                    transfer of all of the assets and certain stated liabilities of the ESC Strategic Appreciation Fund to the STI Growth and
                    Income Fund in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and
                    (iii) the termination under state law of the ESC Strategic
                    Fund.

     Proposal 5:    Approval of the Reorganization as it relates to (i) the
                    transfer of all of the assets and certain stated liabilities of the ESC Strategic Income Fund to the STI High Income
                    Fund, in exchange for shares of the STI Fund; (ii) the distribution of the STI Fund's shares so received to shareholders of the corresponding ESC Strategic Fund; and
                    (iii) the termination under state law of the ESC Strategic
                    Fund.

     Proposal 6:    The transaction of such other business as may properly be
                    brought before the meeting.

     The Reorganization Agreement provides that each ESC Strategic Fund will transfer all of its assets and certain stated liabilities to the corresponding STI Fund listed opposite its name in the following chart:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ESC STRATEGIC FUND (SELLING FUND)            STI FUND (ACQUIRING FUND)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Small Cap Fund                           Small Cap Growth Stock Fund
--------------------------------------------------------------------------------
Small Cap II Fund                        Small Cap Growth Stock Fund
--------------------------------------------------------------------------------
International Equity Fund                International Equity Fund
--------------------------------------------------------------------------------
Appreciation Fund                        Growth and Income Fund
--------------------------------------------------------------------------------
Income Fund                              High Income Fund(1)
--------------------------------------------------------------------------------

     In exchange for the transfers of these assets and liabilities, each STI Fund will simultaneously issue shares to the corresponding ESC Strategic Fund as listed above, in an amount equal in value to the net asset value of the ESC Strategic Fund's shares. These transfers are expected to occur in two steps, on or about March 27, and March 28, 2000 (each an "Effective Time" and collectively, the "Effective Times").

     Immediately after the transfer of the ESC Strategic Funds' assets and liabilities, the ESC Strategic Funds will make a liquidating distribution to their shareholders of the STI Funds' shares received, so that a holder of shares in an ESC Strategic Fund at the applicable Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding STI Fund with the same aggregate value as the shareholder had in the ESC Strategic Fund immediately before the Reorganization. At the applicable Effective Time of the Reorganization, shareholders of each ESC Strategic Fund will become shareholders of the corresponding STI Fund, and the ESC Strategic Funds will be terminated under state law.

     Each ESC Strategic Fund offers two classes of shares (Class A and Class D) and each participating STI Fund offers up to three classes of shares (Investor Shares, Flex Shares and Trust Shares(2)). Holders of Class A shares of each ESC Strategic Fund, with the exception of the ESC Strategic Income Fund, will receive an amount of Investor Shares of the corresponding STI Fund equal in value to their ESC Strategic Fund shares. Holders of Class D shares of the ESC Strategic Funds and holders of Class A shares of the ESC Strategic Income Fund will receive an amount of Flex Shares of the corresponding STI Fund equal in value to their ESC Strategic Fund shares. Holders of Class A shares and Class D shares, respectively, of the ESC Strategic Small Cap Fund and the ESC Strategic Small Cap II Fund will receive an amount of Investor Shares

--------------------

1    The STI Classic High Income Fund is a newly created series of the STI
     Funds.

2 Trust Shares of the participating STI Funds are not involved in the Reorganization. The STI High Income Fund will not initially offer Investor Shares or Trust Shares.

and Flex Shares, respectively, of the STI Classic Small Cap Growth Stock Fund equal in value to their ESC Strategic Fund shares.

     Each Company is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). STI Capital Management, N.A. ("STI Capital") and Trusco Capital Management, Inc. ("Trusco") are the investment advisers to the STI Funds (individually an "Adviser" and collectively, the "Advisers") and are each indirect wholly-owned subsidiaries of SunTrust Banks, Inc., a Georgia corporation and a bank holding company ("SunTrust"). Trusco is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). STI Capital is a bank and is, therefore, not required to register as an investment adviser by virtue of
Section 202(a)(11)(A) of the Advisers Act. SEI Investments Distribution Co. ("SEI Distributors") is the principal underwriter of the STI Funds and SEI Investments Mutual Funds Services serves as administrator to the STI Funds.

     SunTrust Equitable Securities ("STES"), a wholly-owned subsidiary of SunTrust, and a registered investment adviser, is the investment adviser to the ESC Strategic Funds. Equitable Asset Management, Inc., an affiliate of STES, is the sub-adviser to both the ESC Strategic Small Cap Fund and the ESC Strategic Small Cap II Fund. Westcap Investors, LLC, Brandes Investment Partners, L.P. and Atlantic Capital Management, LLC are each a sub-adviser for the ESC Strategic Appreciation Fund. Murray Johnstone International Limited is the sub-adviser and is primarily responsible for the daily management of the ESC Strategic International Equity Fund. Cincinnati Asset Management, Inc. is the sub-adviser and is responsible for the daily management of the ESC Strategic Income Fund. BISYS Fund Services, Limited Partnership ("BISYS") serves as the ESC Funds' distributor and administrator.

     This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the ESC Strategic Funds should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated , 1999, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the ESC Strategic Funds and the STI Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456 or by calling toll-free 1-800-874-4770.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the ESC Strategic Funds, see the prospectus contained in the registration statement for the ESC Strategic Funds, dated July 30, 1999, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A Statement of Additional Information for the ESC Strategic Funds dated July 29, 1999, has been filed with the SEC, and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectus and Statement of Additional Information for the ESC Strategic Funds are available upon request and without charge by calling 1-800-261-FUND (3863).

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the participating STI Funds, see the registration statement or prospectus relating to the Existing STI Funds and the New STI Fund, which has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectuses for the STI Funds accompany this Proxy Statement/Prospectus. Statements of Additional Information for the Existing STI Funds dated October 1, 1999, and for the New STI Fund dated __________, 1999, have been filed with the SEC, and are incorporated by reference into this Proxy Statement/Prospectus. Copies are available upon request and without charge by calling 1-800-874-4770.

     This Proxy Statement/Prospectus constitutes the proxy statement of ESC Strategic Funds for the Meeting and is expected to be sent to shareholders on or about [JANUARY 28, 2000].


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                 TABLE OF CONTENTS

                                                                              Page
                                                                              ----
Synopsis..........................................................................
     The Reorganization...........................................................
     The Funds....................................................................
     Fees and Expenses............................................................
     Investment Objectives, Policies and Restrictions.............................
     The Funds' Purchase, Exchange and Redemption Procedures......................
Risks.............................................................................
Information Relating to the Reorganization........................................
     Description of the Reorganization............................................
     Federal Income Taxes.........................................................
     Capitalization...............................................................
Reasons for the Reorganization....................................................
Shareholder Rights................................................................
Information About the STI Funds and ESC Strategic Funds...........................
Voting Matters....................................................................
Other Business....................................................................
Shareholder Inquiries.............................................................
Exhibit A - Form of Agreement and Plan of Reorganization..........................
Exhibit B - Management's Discussion of Fund Performance...........................

                                    SYNOPSIS

     This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each ESC Strategic Fund with those of its corresponding STI Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund.

THE REORGANIZATION

     BACKGROUND. Pursuant to the Reorganization Agreement (attached hereto as Exhibit A), each of the ESC Strategic Funds will transfer all of its assets and certain stated liabilities to its corresponding STI Fund in exchange solely for shares of that STI Fund. Each of the ESC Strategic Funds will distribute the STI Fund shares that it receives to its shareholders in liquidation. Each of the ESC Strategic Funds will then be terminated under state law. The result of the Reorganization is that shareholders of each ESC Strategic Fund will become shareholders of the corresponding STI Fund. No front-end sales charges or contingent deferred sales charges will be imposed in connection with these transactions.

     The Board of Directors of the Corporation, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each of the ESC Strategic Funds and their shareholders, and that the interests of existing shareholders in the ESC Strategic Funds would not be diluted as a result of the transactions contemplated by the Reorganization. The Board of Directors of the Corporation recommends that you vote for approval of the Reorganization.

     TAX CONSEQUENCES. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the ESC Strategic Funds will not recognize gain or loss in the transaction. Nevertheless, the sale of securities by the ESC Strategic Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization.

     SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the participating STI Funds and the corresponding ESC Strategic Funds are generally similar, there are certain differences, especially for the ESC Strategic Funds that are combining with an Existing STI Fund. Therefore, an investment in an STI Fund may involve investment risks that are, in some respects, different from those of its corresponding ESC Strategic Fund. For a more complete discussion of the risks associated with the respective Funds, see "RISKS," below.




THE FUNDS

     BUSINESS OF THE FUNDS. The Corporation is an open-end management investment company, which offers redeemable shares in different series. It was organized as a Maryland corporation on November 24, 1993. The ESC Strategic Funds offer two classes of shares, Class A and Class D shares. The two classes differ with respect to distribution and shareholder servicing costs and front-end sales charges, as set forth in the ESC Strategic Funds' prospectus.

     The Trust is an open-end, management investment company, which offers redeemable shares in different series of investment portfolios. It was organized as a Massachusetts business trust on January 15, 1992. The participating STI Funds offer three classes of shares, Trust Shares, Investor Shares, and Flex Shares, although Trust shares are not involved in the Reorganization. The classes differ with respect to minimum investment requirements, distribution and shareholder servicing costs, front-end sales charges and contingent deferred sales charges, as set forth in the STI Funds' prospectuses.

FEES AND EXPENSES

     Under the Reorganization Agreement, each ESC Strategic Fund will transfer all of its assets and the corresponding stated liabilities to certain Existing STI Funds or the New STI Fund. The following comparative fee tables show the fees for each Existing STI Fund and its corresponding ESC Strategic Fund. The Pro forma tables show the fees you would pay if the Reorganization is approved. Both sets of tables show fees and expenses without any waivers. The footnotes following the tables show what the actual fees and expenses will be after waivers, if any.

     If the Reorganization is approved, Total Expenses after waivers will decrease for shareholders of the ESC Strategic Funds by the following percentages: ESC Strategic Small Cap Fund, Class A (0.24%) and Class D (0.04%); ESC Strategic Small Cap II Fund, Class A (0.45%) and Class D (0.25%); ESC Strategic International Equity Fund, Class A (0.67%) and Class D (0.47%); ESC Strategic Appreciation Fund, Class A (0.79%) and Class D (0.54%); and ESC Strategic Income Fund, Class A (0.60%) and Class D (0.90%);

         ESC STRATEGIC SMALL CAP FUND - STI SMALL CAP GROWTH STOCK FUND

                         COMPARISON OF SHAREHOLDER FEES

-----------------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A               (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP FUND                       4.50%                                    None
(Class A)
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK                         3.75%                                    None
FUND (Investor Shares)
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP FUND                       1.50%                                    None
(Class D)
-----------------------------------------------------------------------------------------------------------------


                                       -8-

-----------------------------------------------------------------------------------------------------------------
STI  SMALL CAP GROWTH STOCK                        None                                     2.00%*
FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------------------

* The CDSC will be waived for Flex Shares issued to shareholders of the ESC Strategic Funds as a result of the Reorganization. This waiver does not apply to shares of the STI Funds purchased following the Effective Times of the Reorganization.

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY       DISTRIBUTION        OTHER            TOTAL OPERATING
FUND                            FEES                      (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP                1.00%                  0.25%              0.54%                 1.79%
FUND  (Class A)*
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH                   1.15%                  0.50%              0.25%                 1.90%
STOCK FUND (Investor
Shares)+
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP                1.00%                  0.75%              0.54%                 2.29%
FUND (Class D)*
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH                   1.15%                  1.00%              1.04%                 3.19%
STOCK FUND (Flex
Shares)+
-----------------------------------------------------------------------------------------------------------------

* STES has contractually agreed to waive a portion of its fees and/or reimburse the ESC Strategic Small Cap Fund to limit Net Annual Operating Expenses to 2.00% for Class A and 2.50% for Class D, until March 31, 2000.

+    The table shows the highest expenses that could be currently charged to the
STI Small Cap Growth Stock Fund. Actual expenses are lower because Trusco and STI Distributors are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.86%, 0.44% and 1.55%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.86%, 0.35% and 2.25%, respectively. Trusco and STI Distributors could discontinue these voluntary waivers at any time.

                           PRO FORMA SHAREHOLDER FEES

-----------------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A               (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK                         3.75%                                    None
FUND (Investor Shares)
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK                         None                                     2.00%
FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------------------

                      PRO FORMA ANNUAL OPERATING EXPENSES+
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY       DISTRIBUTION        OTHER            TOTAL OPERATING
FUND                            FEES                      (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH                   1.15%                  0.50%              0.25%                 1.90%
STOCK FUND (Investor
Shares)
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH                   1.15%                  1.00%              1.04%                 3.19%
STOCK FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the STI Small Cap Growth Stock Fund, following the Reorganization. Actual expenses will be lower because Trusco and STI Distributors will continue to voluntarily waive a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be 0.86%, 0.44% and 1.55%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be 0.86%, 0.95% and 2.25%, respectively. Trusco and STI Distributors could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP FUND (Class               $624            $988           $1,376             $2,461
A)
-------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK FUND                   $561            $950           $1,363             $2,514
(Investor Shares)
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP FUND (Class               $379            $855           $1,357             $2,736
D)
-------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK FUND                   $522            $983           $1,669             $3,494
(Flex Shares)
-------------------------------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK FUND                   $561            $950           $1,363             $2,514
(Investor Shares)
-------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK FUND                   $522            $983           $1,669             $3,494
(Flex Shares)
-------------------------------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Fund. Actual expenses may be greater or less than those shown.

        ESC STRATEGIC SMALL CAP II FUND - STI SMALL CAP GROWTH STOCK FUND

                         COMPARISON OF SHAREHOLDER FEES

-----------------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A               (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP II FUND                    4.50%                                    None
(Class A)
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK                         3.75%                                    None
FUND (Investor Shares)
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP II FUND                    1.50%                                    None
(Class D)
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK                         None                                     2.00%*
FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------------------

* The CDSC will be waived for Flex Shares issued to shareholders of the ESC Strategic Funds as a result of the Reorganization. This waiver does not apply to shares of the STI Funds purchased following the Effective Times of the Reorganization.

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY       DISTRIBUTION        OTHER            TOTAL OPERATING
FUND                            FEES                      (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP                1.25%                  0.25%              0.77%                 2.27%
II FUND (Class A)*
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH                   1.15%                  0.50%              0.25%                 1.90%
STOCK FUND (Investor
Shares)+
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP                1.25%                  0.75%              0.77%                 2.77%
II FUND (Class D)*
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH                   1.15%                  1.00%              1.04%                 3.19%
STOCK  FUND (Flex
Shares)+
-----------------------------------------------------------------------------------------------------------------

* STES has contractually agreed to waive a portion of its fees and/or reimburse the ESC Strategic Small Cap II Fund to limit Net Annual Operating Expenses to 2.00% for Class A and 2.50% for Class D, until March 31, 2000.

+    The table shows the highest expenses that could be currently charged to the
STI Small Cap Growth Stock Fund. Actual expenses are lower because Trusco and STI Distributors are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.86%, 0.44% and 1.55%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.86%, 0.35% and 2.25%, respectively. Trusco and STI Distributors could discontinue these voluntary waivers at any time.

                           PRO FORMA SHAREHOLDER FEES

-----------------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A               (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK                         3.75%                                    None
FUND (Investor Shares)
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK                         None                                     2.00%
FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------------------

                       PRO FORMA ANNUAL OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)+

-----------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY       DISTRIBUTION        OTHER            TOTAL OPERATING
FUND                            FEES                      (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH                   1.15%                  0.50%              0.25%                 1.90%
STOCK FUND (Investor
Shares)
-----------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH                   1.15%                  1.00%              1.04%                 3.19%
STOCK FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the STI Small Cap Growth Stock Fund, following the Reorganization. Actual expenses will be lower because Trusco and STI Distributors will continue to voluntarily waive a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be 0.86%, 0.44% and 1.55%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be 0.86%, 0.35% and 2.25%, respectively. Trusco and STI Distributors could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP II FUND                   $644           $1,103          $1,587             $2,918
(Class A)
-------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK FUND                   $561            $950           $1,363             $2,514
(Investor Shares)
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC SMALL CAP II FUND                   $399            $971           $1,569             $3,184
(Class D)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK  FUND                  $522            $983           $1,669             $3,494
(Flex Shares)
-------------------------------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK FUND                   $561            $950           $1,363             $2,514
(Investor Shares)
-------------------------------------------------------------------------------------------------------------
STI SMALL CAP GROWTH STOCK FUND                   $522            $983           $1,669             $3,494
(Flex Shares)
-------------------------------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Fund. Actual expenses may be greater or less than those shown.

     ESC STRATEGIC INTERNATIONAL EQUITY FUND - STI INTERNATIONAL EQUITY FUND

                         COMPARISON OF SHAREHOLDER FEES


-----------------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A               (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC INTERNATIONAL                        4.50%                                    None
EQUITY FUND (Class A)
-------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY FUND                      3.75%                                    None
(Investor Shares)
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC INTERNATIONAL                        1.50%                                    None
EQUITY FUND (Class D)
-------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY  FUND                     None                                     2.00%*
(Flex Shares)
-------------------------------------------------------------------------------------------------------------

* The CDSC will be waived for Flex Shares issued to shareholders of the ESC Strategic Funds as a result of the Reorganization. This waiver does not apply to shares of the STI Funds purchased following the Effective Times of the Reorganization.

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY       DISTRIBUTION        OTHER            TOTAL OPERATING
FUND                            FEES                      (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC                          1.00%                  0.25%              1.30%                 2.55%
INTERNATIONAL EQUITY
FUND (Class A)*
-----------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY               1.25%                  0.33%              0.35%                 1.93%
FUND (Investor Shares)+
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC                          1.00%                  0.75%              1.30%                 3.05%
INTERNATIONAL EQUITY
FUND (Class D)*
-----------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY               1.25%                  1.00%              0.59%                 2.84%
FUND (Flex Shares)+
-----------------------------------------------------------------------------------------------------------------

* STES has contractually agreed to waive a portion of its fees and/or reimburse the ESC International Equity Fund to limit Net Annual Operating Expenses to 2.50% for Class A and 3.00% for Class D, until March 31, 2000.

+    The table shows the highest expenses that could be currently charged to the
STI International Equity Fund. Actual expenses are lower because STI Capital and STI Distributors are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 1.20%, 0.28% and 1.83%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 1.20%, 0.74% and 2.53%, respectively. STI Capital and STI Distributors could discontinue these voluntary waivers at any time.

                           PRO FORMA SHAREHOLDER FEES

-----------------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A               (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
-----------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY FUND                      3.75%                                    None
(Investor Shares)
-----------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY FUND                      None                                     2.00%
(Flex Shares)
-----------------------------------------------------------------------------------------------------------------

                      PRO FORMA ANNUAL OPERATING EXPENSES +
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY       DISTRIBUTION        OTHER            TOTAL OPERATING
FUND                            FEES                      (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY               1.25%                  0.33%              0.35%                 1.93%
FUND (Investor Shares)
-----------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY               1.25%                  1.00%              0.59%                 2.84%
FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the STI International Equity Fund, following the Reorganization. Actual expenses will be lower because STI Capital and STI Distributors will continue to voluntarily waive a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be 1.20%, 0.28% and 1.83%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be 1.20%, 0.74% and 2.53%, respectively. STI Capital and STI Distributors could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC INTERNATIONAL EQUITY                $692          $1,203           $1,740             $3,202
FUND (Class A)
-------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY FUND                     $564            $958           $1,378             $2,544
(Investor Shares)
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC INTERNATIONAL EQUITY                $448          $1,073           $1,723             $3,461
FUND (Class D)
-------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY  FUND (Flex              $487            $880           $1,499             $3,166
Shares)
-------------------------------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY FUND                     $564            $958           $1,378             $2,544
(Investor Shares)
-------------------------------------------------------------------------------------------------------------
STI INTERNATIONAL EQUITY FUND (Flex               $487            $880           $1,499             $3,166
Shares)
-------------------------------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Fund. Actual expenses may be greater or less than those shown.

          ESC STRATEGIC APPRECIATION FUND - STI GROWTH AND INCOME FUND

                         COMPARISON OF SHAREHOLDER FEES

-----------------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A               (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC APPRECIATION FUND                    4.50%                                    None
(Class A)
-----------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME FUND                         3.75%                                    None
(Investor Shares)
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC APPRECIATION FUND                    1.50%                                    None
(Class D)
-----------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME  FUND                         None                                    2.00%*
(Flex Shares)
-----------------------------------------------------------------------------------------------------------------

* The CDSC will be waived for Flex Shares issued to shareholders of the ESC Strategic Funds as a result of the Reorganization. This waiver does not apply to shares of the STI Funds purchased following the Effective Times of the Reorganization.

                     COMPARISON OF ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY       DISTRIBUTION        OTHER            TOTAL OPERATING
FUND                            FEES                      (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC                          1.00%                  0.25%              0.72%                 1.97%
APPRECIATION FUND (Class
A)*
-----------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME                  0.90%                  0.25%              0.20%                 1.35%
FUND (Investor Shares)+
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC                          1.00%                  0.75%              0.72%                 2.47%
APPRECIATION FUND (Class
D)*
-----------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME                  0.90%                  1.00%              0.22%                 2.12%
FUND (Flex Shares)+
-----------------------------------------------------------------------------------------------------------------

* STES has contractually agreed to waive a portion of its fees and/or reimburse the ESC Strategic Appreciation Fund to limit Net Annual Operating Expenses to 2.00% for Class A and 2.50% for Class D, until March 31, 2000.

+    The table shows the highest expenses that could be currently charged to the
STI Growth and Income Fund. Actual expenses are lower because the Trusco and STI Distributors are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares are 0.90%, 0.08% and 1.18%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.90%, 0.81% and 1.93%, respectively. Trusco and STI Distributors could discontinue these voluntary waivers at any time. Net waiver fees for the STI Growth and Income Fund have been restated to reflect anticipated fees for the fiscal year ending May 31, 2000.

                           PRO FORMA SHAREHOLDER FEES

-----------------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A               (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
-----------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME FUND                         3.75%                                    None
(Investor Shares)
-----------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME FUND                         None                                     2.00%
(Flex Shares)
-----------------------------------------------------------------------------------------------------------------

                      PRO FORMA ANNUAL OPERATING EXPENSES +
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY       DISTRIBUTION        OTHER            TOTAL OPERATING
FUND                            FEES                      (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME                  0.90%                  0.25%              0.20%                 1.35%
FUND (Investor Shares)
-----------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME                  0.90%                  1.00%              0.22%                 2.12%
FUND (Flex Shares)
-----------------------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the STI Growth and Income Fund, following the Reorganization. Actual expenses will be lower because the Trusco and STI Distributors will continue to voluntarily waive a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Investor Shares will be 0.90%, 0.08% and 1.18%, respectively. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be 0.90%, 0.81% and 1.93%, respectively. Trusco and STI Distributors could discontinue these voluntary waivers at any time.

EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC APPRECIATION FUND                   $641          $1,040           $1,465             $2,642
(Class A)
-------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME FUND                        $507            $787           $1,087             $1,938
(Investor Shares)
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC APPRECIATION FUND                   $396            $908           $1,446             $2,914
(Class D)
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME  FUND (Flex                 $415            $664           $1,139             $2,452
Shares)
-------------------------------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME FUND                        $507            $787           $1,087             $1,938
(Investor Shares)
-------------------------------------------------------------------------------------------------------------
STI GROWTH AND INCOME FUND (Flex                  $415            $664           $1,139             $2,452
Shares)
-------------------------------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Fund. Actual expenses may be greater or less than those shown.

                 -----------------------------------------------

     Under the Reorganization Agreement, the ESC Strategic Income Fund will transfer all its assets and stated liabilities to the New STI Fund. The following comparative fee table shows the current fees and expenses for the ESC Strategic Fund. Because the New STI Fund was not yet operational as of the date of this Prospectus/Proxy statement, current fees and expenses are not available for that Fund. The Pro forma tables show the fees you would pay if the Reorganization is approved. Both sets of tables show fees and expenses without any waivers. The footnotes following the tables show what the actual fees and expenses will be after waivers, if any.

                ESC STRATEGIC INCOME FUND - STI HIGH INCOME FUND

                         COMPARISON OF SHAREHOLDER FEES

-----------------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A               (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC INCOME FUND                          4.50%                                    None
(Class A)
-----------------------------------------------------------------------------------------------------------------
STI HIGH INCOME FUND (Flex                          None                                   2.00%
Shares)
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC INCOME FUND                          1.50%                                    None
(Class D)
-----------------------------------------------------------------------------------------------------------------
STI HIGH INCOME  FUND (Flex                         None                                   2.00%*
Shares)
-----------------------------------------------------------------------------------------------------------------

* The CDSC will be waived for Flex Shares issued to shareholders of the ESC Strategic Funds as a result of the Reorganization. This waiver does not apply to shares of the STI Funds purchased following the Effective Times of the Reorganization.

                                     COMPARISON OF ANNUAL OPERATING EXPENSES
                                      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY       DISTRIBUTION        OTHER            TOTAL OPERATING
FUND                            FEES                      (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC INCOME                   1.00%                  0.25%              0.97%                 2.22%
FUND (Class A)*
-----------------------------------------------------------------------------------------------------------------
STI HIGH INCOME FUND+                  0.80%                  1.00%              0.35%                 2.15%
(Flex Shares)
-----------------------------------------------------------------------------------------------------------------
ESC STRATEGIC INCOME                   1.00%                  0.75%              0.97%                 2.72%
FUND (Class D)*
-----------------------------------------------------------------------------------------------------------------
STI HIGH INCOME  FUND+                 0.80%                  1.00%              0.35%                 2.15%
(Flex Shares)
-----------------------------------------------------------------------------------------------------------------

* STES has contractually agreed to waive a portion of its fees and/or reimburse the ESC Strategic Income Fund to limit Net Annual Operating Expenses to 2.00% for Class A and 2.50% for Class D, until March 31, 2000.

+    The table shows the highest expenses that could be currently charged to the STI High Income Fund, following the Reorganization. Actual expenses will be lower because Trusco and STI Distributors will continue to voluntarily waive a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares will be 0.65%, 0.40% and 1.40%, respectively. Because the STI High Income Fund was not yet operational as of the date of this Prospectus/Proxy Statement, Other Expenses are estimated. Trusco and STI Distributors could discontinue these voluntary waivers at any time.

                           PRO FORMA SHAREHOLDER FEES

-----------------------------------------------------------------------------------------------------------------
                                        MAXIMUM SALES CHARGE (LOAD)             MAXIMUM DEFERRED SALES CHARGE
                                        IMPOSED ON PURCHASE (AS A               (LOAD) (AS A PERCENTAGE OF NET
FUND                                    PERCENTAGE OF OFFERING PRICE)           ASSET VALUE)
-----------------------------------------------------------------------------------------------------------------
STI HIGH INCOME FUND (Flex                         None                                     2.00%
Shares)
-----------------------------------------------------------------------------------------------------------------

                      PRO FORMA ANNUAL OPERATING EXPENSES+
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

-----------------------------------------------------------------------------------------------------------------
                                INVESTMENT ADVISORY       DISTRIBUTION        OTHER            TOTAL OPERATING
FUND                            FEES                      (12b-1) FEES        EXPENSES         EXPENSES
-----------------------------------------------------------------------------------------------------------------
STI HIGH INCOME FUND                   0.80%                  1.00%              0.35%                 2.15%
(Flex Shares)
-----------------------------------------------------------------------------------------------------------------

+    The table shows the highest expenses that could be currently charged to the
STI Small Cap Growth Stock Fund, following the Reorganization. Actual expenses are lower because Trusco and STI Distributors are voluntarily waiving a portion of their fees. Actual Investment Advisory Fees, Distribution Fees and Total Operating Expenses for Flex Shares are 0.65%, 0.40% and 1.40%, respectively. Because the STI High Income Fund was not yet operational as of the date of this Prospectus/Proxy Statement, Other Expenses are estimated. Trusco and STI Distributors could discontinue these voluntary waivers at any time.
EXAMPLES

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The examples assume that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC INCOME FUND (Class A)               $644          $1,093           $1,567             $2,873
-------------------------------------------------------------------------------------------------------------
STI HIGH INCOME FUND (Flex Shares)                  NA              NA               NA                 NA
-------------------------------------------------------------------------------------------------------------
ESC STRATEGIC INCOME FUND (Class D)               $399            $961           $1,549             $3,140
-------------------------------------------------------------------------------------------------------------
STI HIGH INCOME  FUND (Flex Shares)                 NA              NA               NA                 NA
-------------------------------------------------------------------------------------------------------------

PRO FORMA EXAMPLE

-------------------------------------------------------------------------------------------------------------
FUND                                             1 YEAR          3 YEARS         5 YEARS           10 YEARS
-------------------------------------------------------------------------------------------------------------
STI HIGH INCOME FUND (Flex Shares)                $418            $673           $1,154             $2,483
-------------------------------------------------------------------------------------------------------------

The Examples above should not be considered a representation of future expenses of the Fund. Actual expenses may be greater or less than those shown.

     INVESTMENT ADVISERS. STI Capital and Trusco are each indirect wholly-owned subsidiaries of SunTrust and the investment advisers to the STI Funds. Trusco is registered as an investment adviser under the Advisers Act. Trusco, located at 50 Hurt Plaza, Suite 1400, Atlanta, GA 30303, had approximately $30 billion of assets under management as of July 1, 1999. Trusco serves as the investment adviser to the STI Growth and Income Fund and Small Cap Growth Stock Fund and will serve as investment adviser to High Income Fund. STI Capital is a bank and is, therefore, not required to register as an investment adviser. STI Capital had approximately $14.5 billion of assets under management as of July 1, 1999 and its address is P.O. Box 3808, Orlando, FL 32802. STI Capital serves as the investment adviser to the STI International Equity Fund.

     STES, a wholly-owned subsidiary of SunTrust and a registered investment adviser, is the investment adviser to the ESC Strategic Funds. STES had approximately $_____ billion of assets under management as of _____________, and its address is 800 Nashville City Center, Nashville, TN 37219.

     Equitable Asset Management, Inc., an affiliate of STES, is the sub-adviser to the ESC Strategic Small Cap Fund and the ESC Strategic Small Cap II Fund. Westcap Investors, LLC, Brandes Investment Partners, L.P. and Atlantic Capital Management, LLC are each a sub-adviser for the ESC Strategic Appreciation Fund. Murray Johnstone International Limited is the sub-adviser and is primarily responsible for the daily management of the ESC Strategic International Equity Fund. Cincinnati Asset Management, Inc. is the sub-adviser and is responsible for the daily management of the ESC Strategic Income Fund.

     INVESTMENT ADVISORY FEES. The following table compares management fees paid to STES for each ESC Strategic Fund and to the Adviser(s) for the corresponding STI Fund, respectively. The table shows advisory fees before any waivers or reimbursements ("Contractual") and advisory fees after any waivers or reimbursements ("Net of Waivers"). The fees listed are as of the dates stated in the footnotes following the table.

ESC STRATEGIC FUNDS                            FEE*        STI FUNDS                                        FEE
Small Cap Fund                                             Small Cap Growth Stock Fund**
    Contractual..............................  1.00%           Contractual................................. 1.15%
    Net of Waivers...........................  1.00%           Net of Waivers.............................. 0.86%
Small Cap II Fund                                          Small Cap Growth Stock Fund **
    Contractual..............................  1.25%           Contractual................................. 1.15%
    Net of Waivers...........................  0.98%           Net of Waivers.............................. 0.86%
International Equity Fund                                  International Equity Fund**
    Contractual..............................  1.00%           Contractual................................. 1.25%
    Net of Waivers...........................  0.95%           Net of Waivers.............................. 1.20%
Appreciation Fund                                          Growth and Income Fund +
    Contractual..............................  1.00%           Contractual................................. 0.90%
    Net of Waivers...........................  1.00%           Net of Waivers.............................. 0.90%
Income Fund                                                High Income Fund ++
    Contractual..............................  1.00%        Contractual.................................... 0.80%
    Net of Waivers...........................  0.78%        Net of Waivers................................. 0.65%

* Net of Waiver fees for the ESC Strategic Funds are based on STES contractually agreeing to waive a portion of its fee or reimburse expenses until at least March 31, 2000.

** Net of Waiver fees for the Existing STI Funds are based on the Adviser(s) voluntarily agreeing to waive a portion of advisory fees for the fiscal year ending May 31, 1999.

+ Net of Waiver fees for the STI Growth and Income Fund have been restated to reflect anticipated fees for the fiscal year ending May 31, 2000.

++ Because the STI High Income Fund was not yet operational as of the date of this Prospectus/Proxy Statement, Net of Waiver fees are based on Trusco's anticipated voluntary fee waivers.

     SALES LOADS AND CONTINGENT DEFERRED SALES CHARGES. The following chart compares front-end sales loads and contingent deferred sales charges ("CDSC") for certain of the ESC Strategic Funds and their corresponding STI Funds, only for those classes that are subject to such charges.

              ESC STRATEGIC FUNDS              CHARGE                        STI FUNDS                     CHARGE
Small Cap Fund                                              Small Cap Growth Stock Fund
   Class A - Front-End Load..................  4.50%            Investor Shares - Front-End Load.........  3.75%
   Class D - Front-End Load..................  1.50%            Flex Shares - Front-End Load.............  None
   Class D - CDSC............................  None             Flex Shares - CDSC.......................  2.00%


                                      -21-

              ESC STRATEGIC FUNDS              CHARGE                        STI FUNDS                     CHARGE
Small Cap II Fund                                           Small Cap Growth Stock Fund
   Class A - Front-End Load..................  4.50%            Investor Shares - Front-End Load.........  3.75%
   Class D - Front-End Load..................  1.50%            Flex Shares - Front-End Load.............  None
   Class D - CDSC............................  None             Flex Shares - CDSC.......................  2.00%
International Equity Fund                                   International Equity Fund
   Class A - Front-End Load..................  4.50%            Investor Shares - Front-End Load.........  3.75%
   Class D - Front-End Load..................  1.50%            Flex Shares - Front-End Load.............  None
   Class D - CDSC............................  None             Flex Shares - CDSC.......................  2.00%
Appreciation Fund                                           Growth and Income Fund
   Class A - Front-End Load..................  4.50%            Investor Shares - Front-End Load.........  3.75%
   Class D - Front-End Load..................  1.50%            Flex Shares - Front-End Load.............  None
   Class D - CDSC............................  None             Flex Shares - CDSC.......................  2.00%
Income Fund                                                 High Income Fund
   Class A - Front-End Load..................  4.50%            Flex Shares - Front-End Load.............  None
   Class D - Front-End Load..................  1.50%            Flex Shares - CDSC.......................  2.00%
   Class D - CDSC............................  None

     CONTINGENT DEFERRED SALES CHARGES. The ESC Strategic Funds are not subject to a CDSC. Flex Shares of the participating STI Funds are subject to a 2.0% CDSC that decreases to 0% after the first year. Shareholders of Class D shares of the ESC Strategic Funds will not be charged a CDSC for any redemptions of Flex Shares of the STI Funds they receive as a result of the Reorganization.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.

     THIS SECTION WILL HELP YOU COMPARE THE INVESTMENT OBJECTIVES AND POLICIES OF EACH ESC STRATEGIC FUND WITH ITS CORRESPONDING STI FUND. PLEASE BE AWARE THAT THIS IS ONLY A BRIEF DISCUSSION. MORE COMPLETE INFORMATION MAY BE FOUND IN THE ESC STRATEGIC FUNDS' AND STI FUNDS' PROSPECTUSES.

ESC STRATEGIC SMALL CAP FUND : STI SMALL CAP GROWTH STOCK FUND
     The investment objective of the ESC STRATEGIC SMALL CAP FUND is to provide investors with a high level of capital appreciation. The Fund pursues its objectives by investing, under normal market conditions, primarily in companies with market capitalizations under $800 million. The Fund's investment adviser selects equity securities of companies it believes show prospects for growth due, for example, to promising new products, new distribution strategies, new manufacturing technologies or new management teams or management philosophy, as well as fundamental factors. The Fund is classified as a "non-diversified" investment company.

     The investment objective of the STI SMALL CAP GROWTH STOCK FUND is to provide long-term capital appreciation. It invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion. The Adviser selects companies that demonstrate above average earnings and sales growth potential. The selected companies tend to have an established operating history and a solid balance sheet. The Fund is classified as a "diversified" investment company.

     DIFFERENCES: As a "non-diversified" fund, the ESC Strategic Small Cap Fund may invest a greater portion of its assets in a more limited number of issuers than the STI Small Cap Growth Stock Fund (see "RISKS," below, for a discussion of the differences between "diversified" and "non-diversified" funds). The STI Small Cap Growth Stock Fund invests in companies with market capitalizations of up to $3 billion whereas the ESC Strategic Small Cap Fund invests in companies with market capitalizations under $800 million. The STI Small Cap Growth Stock Fund may not acquire more than 10% of any one issuer, while the ESC Strategic Small Cap Fund has no such restriction. The STI Small Cap Growth Stock Fund has a fundamental policy which restricts it from pledging, mortgaging or hypothecating assets in excess of 10% of its total assets whereas the ESC Strategic Small Cap Fund has a similar non-fundamental policy that limits such activities to 15% or less of its assets. Unlike the ESC Strategic Small Cap Fund, the STI Small Cap Growth Stock Fund may not may make short sales of securities and maintain short positions or lend its portfolio securities. The STI Small Cap Growth Stock Fund may only purchase investment company securities of money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). As a non-fundamental policy, the ESC Strategic Small Cap Fund may purchase securities of any investment company provided the purchase does not violate the 1940 Act.

ESC STRATEGIC SMALL CAP II FUND : STI SMALL CAP GROWTH STOCK FUND
     The investment objective of the ESC STRATEGIC SMALL CAP II FUND is to provide a high level of capital appreciation. The Fund is a diversified fund which seeks to achieve its objective by investment, under normal market conditions, primarily in equity securities of companies with market capitalizations under $800 million. In selecting securities for the Fund, the Fund's investment adviser employs fundamental analysis of traditional small capitalization companies it believes have prospects for rapid growth. The Fund's management style is generally comparable to that of the ESC Strategic Small Cap Fund, stated above.

     The investment objective of the STI SMALL CAP GROWTH STOCK FUND is to provide long-term capital appreciation. It is a diversified fund which invests primarily in small U.S. companies with market capitalizations between $50 million and $3 billion. The Adviser selects companies that demonstrate above average earnings and sales growth potential. The selected companies tend to have an established operating history and a solid balance sheet.

     DIFFERENCES: The STI Small Cap Growth Stock Fund invests in companies with market capitalizations of up to $3 billion whereas the ESC Strategic Small Cap II Fund invests in companies with market capitalizations under $800 million. The STI Small Cap Growth Stock Fund may not acquire more than 10% of the voting securities of any one issuer, while the ESC Strategic Small Cap II Fund has the same restriction, although only with respect to 75% of its assets. The STI
Small Cap Growth Stock Fund has a fundamental policy which restricts it from pledging, mortgaging or hypothecating assets in excess of 10% of its total assets whereas the ESC Strategic Small Cap II Fund has a similar non-fundamental policy that limits such activities to 15% or less of its assets. As a fundamental policy, the STI Small Cap Growth Stock Fund may not invest in companies for the purpose of exercising control. The ESC Strategic Small Cap II Fund is also subject to this restriction, however, it is a non-fundamental policy of the fund. Unlike the ESC Strategic Small Cap II Fund, the STI Small Cap Growth Stock Fund may not may make short sales of securities and maintain short positions or lend its portfolio securities. Both the STI Small Cap Growth Stock Fund and the ESC Strategic Small Cap II Fund may not purchase securities on margin, however, this is a fundamental policy for the STI Fund and a non-fundamental policy for the ESC Fund. The STI Small Cap Growth Stock Fund may only purchase investment company securities of money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). As a non-fundamental policy, the ESC Strategic Small Cap II Fund may purchase securities of any investment company provided the purchase does not violate the 1940 Act.

ESC STRATEGIC INTERNATIONAL EQUITY FUND : STI INTERNATIONAL EQUITY FUND
The investment objective of the ESC STRATEGIC INTERNATIONAL EQUITY FUND is to provide long-term capital appreciation. The Fund is a diversified fund which normally invests primarily in a diversified portfolio of publicly traded common stocks and securities convertible into or exchangeable for common stock of non-U.S. based companies. The Fund diversifies its investments among various non-U.S. countries. Investments are made in countries deemed to offer favorable operating environments and companies for investment are selected within those countries based on analysis of various fundamental factors. Anticipated currency movements are a factor in both country and stock selection. The Fund also follows the Emerging Markets Strategy which means that its investment adviser may seek to enhance investment return for the Fund through investing in emerging markets that are exhibiting, or are in the early stages of exhibiting, very high economic growth rates relative to countries in the organization for European Community Development.

     The investment objective of the STI INTERNATIONAL EQUITY FUND is to provide long-term capital appreciation. It is a diversified fund which invests primarily in common stocks and other equity securities of foreign companies. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets.

     DIFFERENCES: The STI International Equity Fund has a fundamental policy which restricts it from pledging, mortgaging or hypothecating assets in excess of 10% of its total assets whereas the ESC International Equity Fund has a similar non-fundamental policy that limits such activities to 15% or less of its assets. The STI International Equity Fund may not acquire more than 10% of the voting securities of any one issuer, while the ESC Strategic International Equity Fund has the same restriction, although only with respect to 75% of its assets. As a fundamental policy, the STI International Equity Fund may not invest in companies for the purpose of exercising control. The ESC Strategic International Equity Fund is also subject to this restriction, however, it is a non- fundamental policy of the Fund. Unlike the ESC Strategic International Equity Fund, the STI International Equity Fund may not may make short sales of securities and maintain short positions or lend its portfolio securities. Both the STI International Equity Fund and the ESC International Equity Fund may not purchase securities on margin, however, this is a fundamental policy for the STI Fund and a non-fundamental policy for the ESC Fund.

ESC STRATEGIC APPRECIATION FUND : STI GROWTH AND INCOME FUND
     The investment objective of the ESC STRATEGIC APPRECIATION FUND is to provide long-term capital appreciation. The Fund is a diversified fund which pursues its objective by investing, under normal market conditions, primarily in a diversified portfolio of common stocks and securities convertible into common stock issued by U.S. based companies. The Fund's rebalancing procedures require the Fund to sell securities in sectors that become overweighted (and presumably overvalued) and to purchase securities in underweighted (and presumably undervalued) sectors. The Fund uses a multiple manager strategy (see "Investment Advisers," above, for a list of the multiple manager investment advisers to the Fund).

     The primary investment objective of the STI GROWTH AND INCOME FUND is to provide long-term capital appreciation. It is a diversified fund which invests primarily in equity securities, including common stock and listed American Depository Receipts ("ADRs") of domestic and foreign companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with an attractive fundamental profile. The portfolio management team selects stocks of companies with strong financial quality and above average earnings momentum to secure the best relative values in each economic sector.

     DIFFERENCES: The STI Growth and Income Fund invests in companies with market capitalizations of at least $1 billion whereas the ESC Strategic Appreciation Fund has no minimum market capitalization requirement. The STI Growth and Income Fund may not acquire more than 10% of the voting securities of any one issuer, while the ESC Strategic Appreciation Fund has the same restriction, although, only with respect to 75% of its assets. The STI Growth and Income Fund has a fundamental policy which restricts it from pledging, mortgaging or hypothecating assets in excess of 10% of total assets whereas the ESC Strategic Appreciation Fund has a non-fundamental policy subject to a limitation of 15% or less. As a fundamental policy, the STI Growth and Income Fund may not invest in companies for the purpose of exercising control. The ESC Strategic Appreciation Fund is also subject to this restriction, however, it is a non-fundamental policy of the Fund. The ESC Strategic Appreciation Fund may make short sales of securities and maintain short positions whereas the STI Growth and Income Fund may not. The STI Growth and Income Fund may not lend its portfolio securities. Both the STI Growth and Income Fund and the ESC Strategic Appreciation Fund may not purchase securities on margin, however this is a fundamental policy for the STI Fund and a non-fundamental policy for the ESC Fund. The STI Growth and Income Fund may only purchase investment company securities of money market funds and CMOs and REMICs deemed to be investment companies (and then, only as permitted by the 1940 Act). As a non- fundamental policy, the ESC Strategic Appreciation Fund may purchase securities of any investment company provided the purchase does not violate the 1940 Act.

     THE FOLLOWING ESC STRATEGIC FUND WOULD TRANSFER ITS ASSETS AND CERTAIN STATED LIABILITIES INTO ITS CORRESPONDING NEW STI FUND THAT WAS NOT YET OPERATIONAL AS OF THE DATE OF THIS PROSPECTUS/PROXY STATEMENT. THE INVESTMENT OBJECTIVES AND POLICIES OF THE NEW STI FUND WILL BE SUBSTANTIALLY SIMILAR TO ITS CORRESPONDING ESC STRATEGIC FUND. THERE ARE NO MATERIAL DIFFERENCES IN THE INVESTMENT RESTRICTIONS OF THE ESC STRATEGIC INCOME FUND AND THE STI HIGH INCOME FUND.

ESC STRATEGIC INCOME FUND : STI HIGH INCOME FUND
     The investment objective of the ESC STRATEGIC INCOME FUND is to provide a high level of current income with a secondary objective of total return. The Fund is a diversified fund which invests primarily in a diversified portfolio of high yielding, lower rated corporate, government and other debt instruments of U.S. issuers, although up to 35% of its assets may be invested in debt instruments of non-U.S. issuers. The Fund may invest up to 100% of its assets in debt securities rated below investment grade. Such debt securities are commonly known as "junk bonds." The Fund's investment adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The investment adviser prefers securities that produce current income. The Fund also follows the Emerging Markets Strategy which means that its investment adviser may seek to enhance investment return for the Fund through investing in emerging markets that are exhibiting, or are in the early stages of exhibiting, very high economic growth rates relative to countries in the Organization for European Community Development.

     The investment objective of the STI HIGH INCOME FUND will be substantially similar to the investment objective of the ESC Strategic Income Fund.

DIFFERENCES: The STI High Income Fund may not acquire more than 10% of the voting securities of any one issuer, while the ESC Strategic Income has the same restriction, although only with respect to 75% of its assets.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

PURCHASE PROCEDURES.

     STI FUNDS. Once a brokerage account is opened with SunTrust Securities, shares of the STI Funds, other than Trust Shares, may be purchased by mail, telephone, wire, or through Automated Clearing House ("ACH"). Investor Shares and Flex Shares may also be purchased through investment representatives of certain correspondent banks of SunTrust and other financial institutions that are authorized to place transactions in Fund shares for their customers. Trust Shares are offered only to financial institutions or intermediaries, including subsidiaries of SunTrust on behalf of accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, customers of financial institutions may purchase Trust Shares through accounts made with financial institutions and potentially through a Preferred Portfolio Account (an asset allocation account available through SunTrust Securities, Inc.). The minimum initial purchase requirement for Investor Shares is $2,000, and for Flex Shares is $5,000 ($2,000 for retirement plans). Additional Investor or Flex Shares may be purchased for a minimum of $1,000.

     The net asset value ("NAV") of the STI Funds is calculated once each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"), at the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

     STI Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the STI Funds Statement of Additional Information, incorporated herein by reference.

     ESC STRATEGIC FUNDS. Shares of ESC Strategic Funds may be purchased through the Funds' distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If shares are purchased through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Shares of the Funds may also be purchases by mail, wire, through an Automatic Investment Plan, or electronically through ACH. The minimum initial purchase requirement for both classes of the Funds is $1,000 for regular, non-retirement accounts, $1,000 for the Automatic Investment Plan, and $250 for individual retirement accounts ("IRA"). The minimum subsequent investment for all shareholders is $50. A Fund may waive its minimum purchase requirement and the Fund's distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

      The NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m., Eastern time, on days the NYSE is open. Some of the Funds invest in securities that are primarily listed on foreign exchanges and trade on weekends or other days when the Fund does not price its shares. As a result, a Fund's NAV may change on days when shareholders will be unable to purchase or redeem the Fund's shares. Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by methods approved by the Funds' Directors. After the pricing of a foreign security has been established, if an event occurs which would likely cause the value to change, the value of the foreign security may be priced at fair value as determined in good faith by or at the direction of the Funds' Directors.

EXCHANGE PRIVILEGES.

     STI FUNDS. For Investor Shares and Flex Shares, exchange requests must be for an amount of at least $1,000. For each shareholder, exchanges are allowed up to four times during a calendar year. This exchange privilege may be changed or canceled at any time upon 60 days' notice. Investor Shares of any Fund (including Funds not participating in the Reorganization) may be exchanged for Investor Shares of any other Fund. If shares are exchanged that were purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If shares are exchanged into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange. Flex Shares of any Fund may be exchanged for Flex Shares of any other Fund.

     ESC STRATEGIC FUNDS. ESC Strategic Fund shares may be exchanged in one Fund for shares of the same class of another ESC Strategic Fund, usually without paying additional sales charges. No transaction fees are charged for exchanges. The minimum amount for an initial exchange is $2,000. Shares of a class of one Fund or shares of the same class of another Fund may not be exchanged if that Fund is not qualified for sale in the shareholder's state of residence. The exchange privilege (including automatic exchanges) may be changed or eliminated at any time without notice to shareholders.

REDEMPTION PROCEDURES.

     STI FUNDS. Investor Shares and Flex Shares held through a brokerage account with SunTrust Securities may be redeemed on any Business Day by contacting SunTrust Securities directly by mail or telephone. The minimum amount for telephone redemptions is $1,000. If shares are held through an account with a broker or other financial institution, shareholders should contact that broker or institution to sell shares. For redemptions of $25,000 or more, STI Funds must be notified in writing and a signature guarantee must be included (a notarized signature is not sufficient). Holders of Trust Shares may redeem their shares on any Business Day by contacting SunTrust or the shareholder's financial institution and by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after a request is received less, in the case of Flex Shares, any applicable deferred sales charge. Shareholders with at least $10,000 or more in their account may use the systematic withdrawal plan. Under the plan, shareholders may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund.

     ESC STRATEGIC FUNDS. Shareholders may redeem shares at any time. The sales price will be the next NAV after the sell order is received by the Fund, its transfer agent, or a shareholder's investment representative. Shareholders selling shares through a financial adviser or broker may have alternative redemption procedures. In addition, an adviser and/or broker may have transaction minimums and/or transaction times which will affect the redemption. Shares may also be redeemed by mail, wire, electronically through ACH, or through a Systematic Withdrawal Plan. The Systematic Withdrawal Plan requires that a shareholder's account have a value of $12,000 or more to start withdrawals. If the value of such account falls below $500 due to withdrawals, the shareholder may be asked to add sufficient funds to bring the account back to $500, or the Fund may close the account and mail the proceeds to the shareholder.

     REDEMPTIONS IN KIND

     STI FUNDS. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) a Fund may pay all or part of a shareholder's redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). In the unlikely event that shares were ever redeemed in kind, shareholders would have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any capital gains from the sale, as with any redemption.

     ESC STRATEGIC FUNDS. The Funds reserve the right to make redemptions in kind with payment in securities rather than cash. This could occur under extraordinary circumstances, such as a very large redemption that could affect the Funds' operations (for example, more than 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to a shareholder's shares. When a shareholder converts these securities to cash, shareholder will pay brokerage charges.

     DIVIDEND POLICIES.

     STI FUNDS. The Small Cap Growth Stock Fund and Growth and Income Fund distribute income dividends quarterly. The International Equity Fund distributes income dividends annually. The High Income Fund will distribute income dividends monthly.

     ESC STRATEGIC FUNDS. Income dividends on the Appreciation Fund, International Equity Fund, Small Cap Fund and Strategic Small Cap II Fund are paid at least annually. Dividends on the Income Fund are paid monthly.

     For both the STI Funds and ESC Strategic Funds, capital gains, if any, are distributed at least annually.


                                      RISKS

ESC STRATEGIC SMALL CAP FUND : STI SMALL CAP GROWTH STOCK FUND
     The ESC STRATEGIC SMALL CAP FUND invests, under normal market conditions, primarily in companies with market capitalization under $800 million. The principal risks of investing in this

Fund are "Market Risk," which is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or longer-term periods; "Management Risk," which means the possibility that a Fund's manager(s) may make poor choices in selecting securities and that the Fund will not perform as well as other funds; "Equity Risk," which is the risk that stocks (equity securities) have no guaranteed value and their market prices can fluctuate, at times dramatically, in response to factors including market conditions, political and other events and developments affecting the particular issuer or its industry or market segments; and "Small Capitalization Risk," which is the risk that investments in small-capitalization companies tend to be more volatile and less easily traded than investments in large-capitalization companies. In addition, small-capitalization companies may have more risk because they often have limited product lines, markets or financial resources. Furthermore, investing in companies that are undergoing internal change may involve special risks due to the unknown effects of change. Additionally, the Fund is not a "diversified" investment company and therefore may invest a substantial portion of its assets in securities of particular issuers. This exposes the Fund to greater risk of negative developments affecting such an issuer than would be the case for a diversified investment company. The Fund does intend, however, to meet the regulated investment company diversification requirements under the Internal Revenue Code of 1986.

     The STI SMALL CAP GROWTH STOCK FUND invests primarily in U.S. companies that demonstrate above-average growth potential. The Fund invests in companies with an established operating history, a solid balance sheet and market capitalizations of up to about $3 billion. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transactions costs and additional capital gains taxes. Because the Fund invests primarily in common stocks of smaller U.S. companies, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund. In addition, investments in small-or mid-cap companies involve greater risk than investments in larger, more established companies because of the greater business risks of small size, limited markets and financial resources, smaller product lines and lack of depth of management. These securities are often traded over-the-counter and may not be traded in high volumes. Consequently, the prices of these securities could be less stable than those of large, more established companies.

     RISK DIFFERENCES: The ESC Strategic Small Cap Fund is a "non-diversified" investment company which means it may invest substantial portions of its assets in securities of particular issuers and, therefore, be exposed to a greater risk of negative developments affecting such issuers than would be the case for the STI Small Cap Growth Stock Fund, which is a "diversified" investment company. Although both Funds invest in securities of companies with small capitalizations, the ESC Strategic Small Cap Fund invests in securities of companies that generally have smaller capitalization levels than securities of companies held by the STI Small Cap Growth Fund. As a result, the risks associated with investments in small-cap companies may be greater for the ESC Strategic Small Cap Fund.

ESC STRATEGIC SMALL CAP II FUND : STI SMALL CAP GROWTH STOCK FUND
     The ESC STRATEGIC SMALL CAP II FUND has all the same risks as the ESC Strategic Small Cap Fund except, unlike the ESC Strategic Small Cap Fund, the ESC Strategic Small Cap II Fund is a "diversified" investment company and would, therefore, not invest substantial portions of its assets in securities of particular issuers which could expose the Fund to a greater risk of negative developments affecting these issuers.

     The STI SMALL CAP GROWTH STOCK FUND risks are listed above.

     RISK DIFFERENCES: Although both Funds invest in securities of companies with small capitalizations, the ESC Strategic Small Cap II Fund invests in securities of companies that generally have smaller capitalization levels than securities of companies held by the STI Small Cap Growth Fund. As a result, the risks associated with investments in small-cap companies may be greater for the ESC Strategic Small Cap II Fund.

ESC STRATEGIC INTERNATIONAL EQUITY FUND : STI INTERNATIONAL EQUITY FUND
     The ESC STRATEGIC INTERNATIONAL EQUITY FUND invests primarily in a diversified portfolio of publicly traded common stocks and securities convertible into or exchangeable for common stock of non-U.S. based companies. The Fund diversifies its investments among various non-U.S. countries. Because the Fund invests in foreign countries, it is subject to "Foreign Risk," which is the risk that investments in issuers located in foreign countries may have greater price volatility and less liquidity. Investments in foreign securities also are subject to political, regulatory and diplomatic risks. Changes in currency rates are an additional risk of investments in foreign securities and investments in emerging markets involve additional risks. The Fund is also subject to Equity Risk, Market Risk and Management Risk, as defined above.

     The STI INTERNATIONAL EQUITY FUND invests primarily in common stocks and other equity securities of foreign companies. The Fund's investments are diversified among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that its market segment, foreign common stocks, may underperform other equity market segments or the equity markets as a whole. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

     Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

     RISK DIFFERENCES: No significant differences

ESC STRATEGIC APPRECIATION FUND : STI GROWTH AND INCOME FUND
     The ESC STRATEGIC APPRECIATION FUND invests primarily in a diversified portfolio of common stocks and securities convertible into common stock issued by U.S. based companies. The Fund's rebalancing procedures require the Fund to sell securities in sectors that become overweighted (and presumably overvalued) and to purchase securities in underweighted (and presumably undervalued) sectors. The principal risks of investing in the Fund are Equity Risk, Market Risk and Management Risk, as defined above. However, other important risks are Foreign Risk, also defined above, "Interest Rate Risk" and "Credit Risk," including risks related to investment in securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Rating Service ("S&P), which may be deemed to have speculative characteristics. "Interest Rate Risk" is the risk that the value of the Fund's investments in income-producing or fixed-income or debt securities will decline as interest rates rise. "Credit Risk" is the risk that the issuer of a security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. This risk is greater for lower rated securities.

     The STI GROWTH AND INCOME FUND invests primarily in equity securities, including common stock and listed ADRs of domestic and foreign companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

     RISK DIFFERENCES: No significant differences.

ESC STRATEGIC INCOME FUND : STI HIGH INCOME FUND
     The ESC STRATEGIC INCOME FUND invests primarily in a diversified portfolio of high yielding, lower rated corporate, government and other debt instruments of U.S. issuers, although up to 35% of its assets may be invested in debt instruments of non-U.S. issuers. The Fund may invest up to 100% of its assets in debt securities rated below investment grade. Such debt securities are commonly known as "junk bonds." The principal risks of investing in the Fund include Market Risk, Management Risk, Foreign Risk, Interest Rate Risk and Credit Risk, as defined above. Because

Credit Risk is greater for lower rated securities, securities rated Baa by Moody's or BBB by S&P may have speculative characteristics. Junk bond investments typically have higher yields than higher rated securities. However, junk bond investments also have greater risk of untimely payment of principal and interest, as well as greater default and other risks, than higher rated securities.

     The STI High Income Fund will have essentially the same risks as the ESC Strategic High Income Fund.

     RISK DIFFERENCES: No significant differences.

                   INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A.

     The Reorganization Agreement provides that all of the assets and stated liabilities of each ESC Strategic Fund will be transferred to the corresponding STI Fund at the applicable Effective Time of the Reorganization. In exchange for the transfer of these assets, STI will simultaneously issue at the applicable Effective Time of the Reorganization a number of full and fractional shares of each STI Fund to its corresponding ESC Strategic Fund equal in value to the respective net asset values of that ESC Strategic Fund immediately prior to the applicable Effective Time of the Reorganization.

     Following the transfer of assets and liabilities in exchange for STI Fund shares, each ESC Strategic Fund will distribute, in complete liquidation PRO RATA to its shareholders of record, all the shares of the corresponding STI Funds so received to its shareholders. Shareholders of each ESC Strategic Fund owning shares at the Effective Times of the Reorganization will receive a number of shares of the applicable class of the corresponding STI Fund with the same aggregate value as the shareholder had in the ESC Strategic Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the shareholders of the ESC Strategic Funds' shareholders on the share records of STI Funds' transfer agent. Each account will represent the respective PRO RATA number of full and fractional shares of the STI Funds due to the shareholders of the corresponding ESC Strategic Funds. The STI Funds do not issue share certificates to shareholders. Shares of the STI Funds to be issued will have no preemptive or conversion rights. No front-end sales loads or contingent deferred sales charges will be imposed in connection with the receipt of such shares by the ESC Strategic Funds' shareholders. The ESC Strategic Funds then will be terminated under state law.

     The Reorganization Agreement provides for the Reorganization to occur in two steps. For ESC Strategic Funds combining with Existing STI Funds, the Closing Date is March 27, 2000. For the ESC Strategic Fund transferring its assets to the New STI Fund, the Closing Date is March 28, 2000. The Reorganization Agreement provides that the ESC Strategic Funds will pay a portion of the Reorganization expenses up to the amount each Fund would have paid during the fiscal year ending March 31, 2000 under the expense caps that are currently in place for each ESC Strategic Fund. All remaining expenses will be borne by STES and/or SunTrust.

     The Reorganization Agreement contains customary representations, warranties and conditions designed to ensure that the Reorganization is fair to both parties. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things: (i) approval of the Reorganization Agreement by ESC Strategic Funds' shareholders; (ii) the receipt by the ESC Strategic Funds and the STI Funds of a tax opinion to the effect that the Reorganization will be tax-free to the ESC Strategic Funds and the STI Funds and their shareholders; and (iii) receipt by the ESC Strategic Funds and the STI Funds of an order from the SEC permitting the Reorganization. The Reorganization Agreement may be terminated if, on the applicable Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time prior to the Effective Time of the Reorganization, the Board of Directors of the Corporation or the Board of Trustees of the Trust determines that the consummation of the transactions contemplated by the Reorganization Agreement is not in the best interest of the shareholders of the ESC Strategic Funds or the STI Funds, respectively.

     COSTS OF REORGANIZATION. The ESC Strategic Funds will pay a portion of the Reorganization expenses up to the amount each Fund would have paid during the fiscal year ending March 31, 2000 under the expense caps that are currently in place for each ESC Strategic Fund. All remaining expenses will be borne by STES and/or SunTrust. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each of the ESC Strategic Funds; and (f) solicitation costs of the transaction.

     FEDERAL INCOME TAXES. Each combination of an ESC Strategic Fund and a corresponding STI Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the ESC Strategic Funds nor their shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the STI Funds shares received will be the same as the basis of the ESC Strategic Funds shares exchanged; and the holding period of the STI Funds shares received will include the holding period of the ESC Strategic Funds shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Companies will receive an opinion from counsel to the ESC Strategic Funds to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position. Nevertheless, the sale of securities by the ESC Strategic Funds prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable capital gains distribution prior to the Reorganization. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

     CAPITALIZATION. The following table sets forth as of November 30, 1999: (i) the unaudited capitalization of each of the STI Funds; (ii) the unaudited capitalization of each of the ESC Strategic Funds; and (iii) the unaudited pro forma combined capitalization of the Funds assuming the Reorganization has been approved. If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Dates as a result of daily share purchase and redemption activity in the Funds.

----------------------------------------------------------------------------------------------------------------
             FUND                    NET ASSETS       NET ASSET VALUE PER SHARE   SHARES OUTSTANDING (000)
             ----                    ----------       -------------------------   ------------------
----------------------------------------------------------------------------------------------------------------
STI Small Cap Growth Stock
Trust Shares                             206,080,503                      16.23                 12,700,058
Investor Shares(3)                        12,481,849                      16.52                    755,473
Flex Shares                                6,926,039                      16.04                    431,730
Total                                    225,489,391                                            13,887,261
----------------------------------------------------------------------------------------------------------------
ESC Strategic Small Cap
Class A                                   45,102,729                      16.95                  2,660,246
Class D                                   14,397,619                      16.56                    869,339
Total                                     59,500,348                                             3,529,586
----------------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                             206,080,503                      16.23                 12,700,058
Investor Shares                           51,584,578                      16.52                  3,485,662
Flex Shares                               21,323,658                      16.04                  1,329,338
Total                                    284,988,739                                            17,515,058
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
STI Small Cap Growth Stock
Trust Shares                             206,080,503                      16.23                 12,700,058
Investor Shares(4)                        12,481,849                      16.52                    755,473
Flex Shares                                6,926,039                      16.04                    431,730
Total                                    225,488,391                                            13,887,261
----------------------------------------------------------------------------------------------------------------
ESC Strategic Small Cap II
Class A                                   10,581,997                      10.21                  1,036,008
Class D                                    5,262,760                      10.09                    521,754
Total                                     15,844,757                                             1,557,762
----------------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                             206,080,503                      16.23                 12,700,058
Investor Shares                           23,063,826                      16.23                  1,396,029
Flex Shares                               12,188,799                      16.04                    759,833
Total                                     41,331,128                                            14,855,920
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
STI International Equity
Trust Shares                             563,543,423                      13.30                 42,362,691
Investor Shares                           13,209,257                      13.19                  1,001,173
Flex Shares                               15,294,295                      12.81                  1,193,659
Total                                    592,046,975                                            44,557,523
----------------------------------------------------------------------------------------------------------------
ESC Strategic International
Equity                                     6,020,136                       9.25                    650,674
Class A                                    1,497,878                       8.87                    168,965
Class D                                    7,518,014                                               819,639
Total
----------------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                             563,543,423                      13.30                 42,362,691
Investor Shares                           19,229,393                      13.19                  1,457,590
Flex Shares                               16,792,173                      12.81                  1,310,589
Total                                    599,564,989                                            45,130,870
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
STI Growth and Income
Trust Shares                             679,408,422                      15.36                 44,243,039
Investor Shares                           38,878,160                      15.47                  2,512,324
Flex Shares                               49,931,771                      15.33                  3,256,380
Total                                    768,218,353                                            50,011,743
----------------------------------------------------------------------------------------------------------------
--------------------

(3)  Investor Shares of the STI Small Cap Growth Stock Fund were first issued on
     December 13, 1999. Capitalization figures for the Fund are as of that date.


                                      -34-

----------------------------------------------------------------------------------------------------------------
             FUND                    NET ASSETS       NET ASSET VALUE PER SHARE   SHARES OUTSTANDING (000)
             ----                    ----------       -------------------------   ------------------
----------------------------------------------------------------------------------------------------------------
ESC Strategic Appreciation
Class A                                   13,084,430                      10.45                  1,252,499
Class D                                    3,574,626                      10.09                    354,329
Total                                     16,659,056                                             1,606,828
----------------------------------------------------------------------------------------------------------------
Combined Funds
Trust Shares                             679,408,422                      15.36                 44,243,039
Investor Shares                           51,962,590                      15.47                  3,358,118
Flex Shares                               53,506,397                      15.33                  3,489,559
Total                                    784,877,409                                            51,090,716
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
STI High Income
Flex Shares                          N/A                     N/A                          N/A
Total                                N/A                     N/A                          N/A
----------------------------------------------------------------------------------------------------------------
ESC Income
Class A                                    5,672,094                       8.98                    631,248
Class D                                      432,829                       9.05                     47,813
Total                                      6,104,923                                               679,111
----------------------------------------------------------------------------------------------------------------
Combined Funds
Flex Shares                                6,104,923                       8.98                    679,497
Total                                      6,104,923                                               679,497
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

                         REASONS FOR THE REORGANIZATION

     The ESC Strategic Funds consist of five Funds, having in the aggregate approximately $___ million in assets. The STI Funds currently consist of 37 Funds, having in the aggregate approximately $___ billion in assets. For the most part, the net expenses of the STI Funds are lower than the corresponding ESC Strategic Funds and the performance of the Existing STI Funds is better than the ESC Strategic Funds' performance. In the case of the New STI Fund, the anticipated net expense ratios are expected to be the same or lower than the expense ratios of its corresponding ESC Strategic Fund. Management of ESC Strategic Funds believes that the shareholders of the ESC Strategic Funds would benefit from the generally lower net expenses, better performance, larger asset base, increased product array and anticipated economies of scale that are expected to result from the Reorganization.

     At a meeting held on December 9, 1999, the Corporation's Board of Directors determined that the proposed Reorganization would be in the best interests of each ESC Strategic Fund and its shareholders and that the interests of the shareholders would not be diluted. Before approving the Reorganization, the Board examined all factors that it considered relevant, including information regarding comparative expense ratios. The Board noted that, in the case of each STI Fund, expense ratios, taking into account voluntary waivers, will be lower than the corresponding ESC Strategic Fund. The Board also compared other aspects of the ESC Strategic Funds and the STI Funds, including relative performance information, the compatibility of the Funds' investment objectives, the continuing viability of each class and Fund, the potential for improved economies of scale, and the Funds' service features, including the fact that ESC Strategic Fund shareholders will be able to use exchange privileges as part of a larger and more diverse family of mutual funds. The Board examined the terms of the Reorganization, including the costs that will be incurred by the ESC Strategic Funds and the tax consequences of the Reorganization. The Boards also considered other alternatives to the Reorganization and concluded that, taking into account these other alternatives, the Reorganization was the course of action that is in the best interests of the ESC Strategic Funds' shareholders. Based on this information, the Board recommends that the shareholders of each ESC Strategic Fund approve the Reorganization.


                               SHAREHOLDER RIGHTS

STI FUNDS
     GENERAL. The Trust was established as a business trust under Massachusetts law by a Declaration of Trust dated January 15, 1992. The Trust is also governed by its By-laws and by applicable Massachusetts law.

     SHARES. STI Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, STI Funds consists of 37 separate investment series offering up to four classes of shares, Trust Shares, Investor Shares, Flex Shares and Institutional Shares (the STI Funds participating in the Reorganization do not offer Institutional Shares). The four classes differ with respect to minimum investment requirements, Fund expenses, distribution and shareholder servicing costs, front-end sales loads and contingent deferred sales charges, as set forth in the STI Funds prospectuses. The shares of each STI Fund have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

     VOTING REQUIREMENTS. Holders of shares of the STI Funds are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Trust entitled to vote shall be voted on by individual series or class, except that: (i) when so required by the 1940 Act, then shares shall be voted in the aggregate and not by individual series or class; and (ii) when the trustees of the Trust (the "Trustees") have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class(es) shall be entitled to vote.

     SHAREHOLDER MEETINGS. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. A special meeting of the shareholders may be called at any time by the Trustees, by the president or, if the Trustees and the president shall fail to call any meeting of shareholders for a period of 30 days after written application of one or more shareholders who hold at least 10% of all shares issued and outstanding and entitled to vote at the meeting, then such shareholders may call the meeting.

     ELECTION AND TERM OF TRUSTEES. The STI Funds' affairs are supervised by the Trustees under the laws governing business trusts in the state of Massachusetts. Trustees of the Trust are elected by shareholders holding a majority of shares entitled to vote. Trustees hold office until their successors are duly elected and qualified or until their death, removal or resignation. Shareholders may remove a Trustee by vote of a majority of the votes entitled to vote, with or without cause. A Trustee elected thereby serves for the balance of the term of the removed Trustee.

     SHAREHOLDER LIABILITY. Pursuant to the Trust's Declaration of Trust, shareholders of the STI Funds generally are not personally liable for the acts, omissions or obligations of the Trustees or the Trust.

     LIABILITY OF TRUSTEES. The Trustees shall not be personally liable for any obligation of the Trust. The Trust will indemnify its Trustees and officers against all liabilities and expenses except for liabilities arising from such person's willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties.

ESC STRATEGIC FUNDS
     GENERAL. The Corporation was organized as a Maryland corporation on November 24, 1993. The Corporation is governed by its Articles of Incorporation dated November 24, 1993 (as supplemented on December 7, 1993 and October 13,
1995), its By-Laws, and applicable Maryland law.

     SHARES. The Corporation is authorized to issue up to 650 million shares of capital stock, with a par value per share of $.001, all of which are designated Common Stock. The Board of Directors may classify or reclassify any unissued shares of capital stock into one or more additional or other classes or series as may be established from time to time by setting or changing in any one or more respects the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms of such shares of stock and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of stock, or shares of any existing class or series of stock. The shares of Common Stock of each of the ESC Strategic Funds are currently classified into two classes, Class A and Class D shares. The two classes differ from each other with respect to Fund expenses, distribution costs, and front-end sales loads, as set forth in the ESC Strategic Funds prospectuses incorporated herein by reference. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights.

     VOTING REQUIREMENTS. Shareholders of the ESC Strategic Funds are entitled to one vote for each full share held and fractional votes for fractional shares. At meetings of shareholders, the holders of one-third of a the shares of stock of the Corporation entitled to vote at the meeting, present in person or by proxy, constitute a quorum unless voting by separate class is required, in which case the presence of one-third of the shares of stock of such class shall constitute a quorum. All shares of all classes and series shall vote together as a single class, provided that (a) when the Maryland General Corporation Law or the Investment Company Act of 1940 requires that a class or series vote separately with respect to a given matter, the separate voting requirements of the applicable law shall govern with respect to the affected class(es) and/or series and other classes and series shall vote as a single class and (b) unless otherwise required by those laws, no class or series shall vote on any matter which does not affect the interest of that class or series.

     SHAREHOLDER MEETINGS. An annual meeting of stockholders for the election of Directors and the transaction of such other business as may properly come before the meeting will be held at such time and place as the Board of Directors selects. The Corporation is not be required to hold an annual meeting of its stockholders in any year in which the election of directors is not required to be acted upon under the 1940 Act. Special meetings of shareholders of a Fund or class of stockholders may be called at any time by the President, the Secretary or by a majority of the Board of Directors and will be held at such time and place as may be stated in the notice of the meeting. The Secretary may call a special meeting of shareholders upon written request by shareholders entitled to cast no less than 10% of the votes entitled to be cast at the meeting. Before a notice of a special meeting called by shareholders will be sent out by the Secretary, such shareholders must pay the estimated costs of preparing and mailing the notice.

     ELECTION AND TERM OF DIRECTORS. Directors are elected annually, by written ballot at the annual meeting of stockholders or a special meeting held for that purpose. If no annual meeting of the stockholders of the Corporation is required to be held in a particular year pursuant to the By-Laws,

Directors will be elected at the next annual meeting held. The term of office of each Director shall be from the time of his or her election and qualification until the election of Directors next succeeding his or her election and until his or her successor shall have been elected and shall have qualified. Any Director may be removed by a majority vote of the votes entitled to be cast for the election of Directors. If any vacancy occurs in the Board of Directors by reason of death, resignation, removal or otherwise, the remaining Directors shall continue to act and, subject to the provisions of the 1940 Act, the vacancy may be filled by a majority of the remaining Directors, although less than a quorum (if not previously filled by the stockholders). Vacancies created by reason of an increase in the authorized number of Directors (if not previously filled by the stockholders) may be filled only by a majority vote of the entire Board of Directors.

     SHAREHOLDER LIABILITY. The shareholders of the ESC Strategic Funds have no personal liability for acts or obligations of the Corporation.

     LIABILITY OF DIRECTORS. To the fullest extent permitted by the Maryland General Corporation Law and the 1940 Act, no Director or officer of the Corporation shall be liable to the Corporation or to its stockholders for money damages provided such Director or officer is performing his or her duties in accordance with the standards of Maryland Law. The Articles of Incorporation provide that the Corporation will indemnify its directors and officers to the fullest extent permitted under Maryland Law and the 1940 Act.

     LIQUIDATION OR DISSOLUTION. At any time there are no shares outstanding for a particular class or series, the Board of Directors may liquidate such class or series in accordance with applicable law. In the event of the liquidation or dissolution of the Corporation, or of a class or series, when there are shares outstanding of the Corporation or of the class or series, the stockholders the Corporation or of each class or series, are entitled to receive, as declared by the Board of Directors, the excess of the assets attributable to that class or series over the liabilities of that class or series. The excess amounts will be distributed to each stockholder of the class or series in proportion to the number of outstanding shares of that class or series held by that stockholder.

     The foregoing is only a summary of certain rights of shareholders of the STI Funds and the ESC Strategic Funds under their governing charter documents and By-Laws, state law and the 1940 Act and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of state law, the 1940 Act and rules thereunder directly for a more thorough description.

             INFORMATION ABOUT THE STI FUNDS AND ESC STRATEGIC FUNDS

     Information concerning the operation and management of the STI Funds is incorporated herein by reference to the current prospectus relating to the Existing STI Funds and the New STI Fund, which is incorporated by reference and a copy of which accompany this Proxy Statement/Prospectus. Additional information about the STI Funds is included in the Statements of Additional Information for the Existing STI Funds dated October 1, 1999, and for the New STI Fund dated __________, 1999, which are available upon request and without charge by calling 1-800-874-4770.

     Information about the ESC Strategic Funds is included in the current prospectus relating to those Funds dated July 30, 1999, which is incorporated by reference herein. Additional information is included in the Statement of Additional Information of ESC Strategic Funds dated July 29, 1999, which is available upon request and without charge by calling 1-800-261-FUND (3863). The current Prospectus and Statement of Additional Information have been filed with the SEC.

     The STI Funds and ESC Strategic Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549.

     INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS. SunTrust may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the STI Funds and the ESC Strategic Funds pursuant to advisory agreements with the Funds. Future growth of the STI Funds can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

     FINANCIAL STATEMENTS. The financial statements of the Existing STI Funds contained in the STI Funds annual report to shareholders for the fiscal year ended May 31, 1999 have been audited by Arthur Andersen, LLP, its independent accountants. These financial statements, as well as interim financial statements for the Existing STI Funds dated as of November 30, 1999 and pro forma financial statements for the STI Small Cap Growth Stock Fund and STI High Income Fund reflecting those Funds after the Reorganization (as of __________, 1999, the ESC Strategic International Equity Fund and ESC Strategic Appreciation Fund each had a net asset value which was not more than 10 percent of its corresponding STI Fund's net asset value), are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the participating STI Funds, and not to any other Funds that are part of the STI Fund families and described therein.

     The financial statements of the ESC Strategic Funds contained in ESC Strategic Funds' Annual Report to shareholders for the fiscal year ended March 31, 1999 have been audited by PricewaterhouseCoopers LLP, its independent accountants. These financial statements are incorporated by reference into this Proxy Statement/Prospectus. The STI Funds and ESC Strategic Funds each will furnish, without charge, a copy of its most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to the STI Funds at SEI Investments Distribution Co., Oaks, PA 19456 or by calling 1-800-874-4770 and to ESC Strategic Funds at P.O. Box 182487, Columbus, OH 43218-2487 or by calling 1-800-261-FUND (3863).

     PENDING LITIGATION. On May 19, 1999, a class action complaint was filed in the State of Tennessee Circuit Court for Davidson County at Nashville against the Corporation and STES by Allison Hines, on behalf of herself and all others similarly situated who invested in the ESC Strategic Value Fund (the "Value Fund"), a series of the Corporation that voluntarily liquidated in March 1999. On June 17, 1999, defendants removed the case to the United States District Court for the Middle District of Tennessee (Nashville Division). On June 23, 1999, plaintiff filed an amended complaint ("Complaint") alleging claims under Section 12(2) of the Securities Act of 1933 and Section 10(b) of the Securities and Exchange Act of 1934 and Rule 10b-5 promulgated thereunder, as well as state law claims for securities fraud, common law fraud, breach of fiduciary duty, and breach of implied contract. The crux of the Complaint is that the prospectus and other filings related to Value Fund failed to disclose the circumstances and risks under which the fund might liquidate and that Value Fund made misrepresentations about seeking investors for the long term. The Complaint seeks rescission and/or damages in an amount to be proved at trial, punitive damages and attorney's fees. On September 17, 1999, the state securities fraud claim, as well as the common law fraud and breach of implied contract claims were dismissed with prejudice. The federal securities and breach of fiduciary duty claims remain pending.

THE BOARD OF DIRECTORS OF THE ESC STRATEGIC FUNDS, INC. RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION AGREEMENT.

                                 VOTING MATTERS

     GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Directors of the ESC Strategic Funds in connection with the Meeting. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the STI Funds and ESC Strategic Funds may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by STES.

     VOTING RIGHTS AND REQUIRED VOTE. Shareholders of the ESC Strategic Funds are entitled to one vote for each full share held and fractional votes for fractional shares. The holders of one-third of the shares of stock of the Corporation and entitled to vote at the Meeting, present in person or by proxy, constitute a quorum. Approval of the Reorganization with respect to each ESC Strategic Fund requires the affirmative vote of a majority of the aggregate number of votes entitled to be cast. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to ESC Strategic Funds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the ESC Strategic Funds will be voted upon separately by the shareholders of the respective Funds. The consummation of each Fund's Reorganization is not conditioned on the approval of any other Fund.

     Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

     If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the holders of a majority of shares present in person or by proxy at the meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, or any officer present entitled to preside or act as Secretary of such meeting, may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present. The costs of any additional solicitation and of any adjourned session will be borne by STES.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the ESC Strategic Funds at the close of business on January 18, 2000 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date there were outstanding and entitled to vote:

--------------------------------------------------------------------
ESC STRATEGIC FUNDS                      SHARES OF COMMON STOCK
--------------------------------------------------------------------


                                      -40-

--------------------------------------------------------------------
Small Cap Fund
Class A............................
Class D............................
--------------------------------------------------------------------
Small Cap II Fund
Class A............................
Class D............................
--------------------------------------------------------------------
International Equity Fund
Class A............................
Class D............................
--------------------------------------------------------------------
Appreciation Fund
Class A............................
Class D............................
--------------------------------------------------------------------
Income Fund
Class A............................
Class D............................
--------------------------------------------------------------------


SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT.

     ESC STRATEGIC FUNDS. As of the Record Date, the officers and Directors of the ESC Strategic Funds as a group, beneficially owned less than 1% of the outstanding Class A and Class D shares of the ESC Strategic Funds. As of the Record Date, to the best of the knowledge of the ESC Strategic Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the following ESC Strategic Funds:

--------------------------------------------------------------------------------------------
                                                           PERCENTAGE          TYPE OF
NAME AND ADDRESS                  FUND/CLASS               OWNERSHIP           OWNERSHIP
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

*    Record and Beneficial Ownership.
**   Record Ownership Only.
+    Beneficial Owner Only.

     STI FUNDS. As of the Record Date, the officers and Trustees of the participating STI Funds as a group, beneficially owned less than 1% of the outstanding Trust Shares, Investor Shares and Flex Shares of the participating STI Funds. As of the Record Date, to the best of the knowledge of the STI Funds, the following persons owned of record or beneficially 5% or more of the outstanding shares of each of the three classes of the following STI Funds:

--------------------------------------------------------------------------------------------
                                                           PERCENTAGE          TYPE OF
NAME AND ADDRESS                  FUND/CLASS               OWNERSHIP           OWNERSHIP
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

*    Record and Beneficial Ownership.
**   Record Ownership Only.
+    Beneficial Owner Only.

     EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Trust or the Advisers at an estimated cost of approximately $______. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by the ESC Strategic Funds and STES and/or SunTrust. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

     The Board of Directors of the Corporation knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

     ESC STRATEGIC FUNDS. Shareholder inquiries may be addressed to ESC Strategic Funds in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning 1-800-261-FUND (3863).

     STI FUNDS. Shareholder inquiries may be addressed to STI Funds in writing at SEI Investments Distribution Co. or by calling 1-800-874-4770.

     SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE BY MAIL, [PHONE, FAX, THE INTERNET], OR IN PERSON AT THE MEETING. INFORMATION ON THE VARIOUS MANNERS OF VOTING ARE SET FORTH IN THE ENCLOSED PROXY.

                                       By the Order of the Board of Directors,


                                       R. Jeffrey Young
                                       President
                                       ESC Strategic Funds, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION
                              ______________, 1999

                                STI CLASSIC FUNDS
                                 2 OLIVER STREET
                                BOSTON, MA 02109
                                 1-800-874-4770

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated ______________, 1999 for the Special Meeting of Shareholders of ESC Strategic Funds, Inc. ("ESC Strategic Funds"), to be held on Wednesday, March 22, 2000. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling ESC Strategic Funds at 1- 800-261-FUND (3863). Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

     Further information about the participating STI Classic Funds (the "STI Funds") is contained in and incorporated by reference to the STI Funds' Statements of Additional Information dated October 1, 1999 for the STI Growth and Income Fund, Small Cap Growth Stock Fund, and International Equity Fund, and dated October 1, 1999 (as supplemented on ________, 1999) for the STI High Income Fund. The audited financial statements and related independent auditor's report for the participating STI Funds contained in the Annual Report(s) for the fiscal year ending May 31, 1999 are hereby incorporated herein by reference insofar as they relate to the STI Funds. No other parts of the Annual Report are incorporated by reference herein.

     Further information about the ESC Strategic Funds is contained in and incorporated by reference to the ESC Strategic Funds Statements of Additional Information dated July 29, 1999. The audited financial statements and related independent accountant's report for the ESC Strategic Funds contained in the 1999 Annual Report to Shareholders for the fiscal year ending March 31, 1999, are incorporated herein by reference. No other parts of the Annual Report or the subsequent Semi-Annual Report (if any) are incorporated by reference herein.

     The date of this Statement of Additional Information is ____________, 1999.

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

       THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____day of February, 2000, by and between STI Classic Funds, a Massachusetts business trust, with its principal place of business at 2 Oliver Street, Boston, MA 02109 (the "Trust"), with respect to its Small Cap Growth Stock Fund, International Equity Fund, Growth and Income Fund and High Income Fund, each a separate investment portfolio of the Trust (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and ESC Strategic Funds, Inc., a Maryland corporation, with its principal place of business at 3435 Stelzer Road, Columbus, OH 43219 ("ESC Strategic Funds"), with respect to its Small Cap Fund, Small Cap II Fund, International Equity Fund, Appreciation Fund and Income Fund, each a separate investment portfolio of ESC Strategic Funds (each a "Selling Fund" and, together the "Selling Funds" and, collectively with the Acquiring Funds, the "Funds").

       This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of: (i) the transfer of all of the assets of each Selling Fund in exchange for, as applicable, Investor Shares and Flex Shares of beneficial interest, no par value per share, of its respective Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of the identified liabilities of each Selling Fund; and
(iii) the distribution, after the Closing Dates hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Selling Fund and the liquidation of each Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

       WHEREAS, each Acquiring Fund and each Selling Fund is a separate investment series of the Trust and ESC Strategic Funds, respectively, and the Trust and ESC Strategic Funds are open-end, registered management investment companies and each Selling Fund owns securities that generally are assets of the character in which its respective Acquiring Fund is permitted to invest;

       WHEREAS, each Fund is authorized to issue its shares of beneficial interest or shares of common stock, as the case may be;

       WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to each Acquiring Fund, is in the best interests of each Acquiring Fund's shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

       WHEREAS, the Directors of ESC Strategic Funds have determined that the

Reorganization, with respect to each Selling Fund, is in the best interests of the Selling Fund's shareholders and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

       NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows;

                                    ARTICLE I

        TRANSFER OF ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF SELLING FUNDS' LIABILITIES AND
                        LIQUIDATION OF THE SELLING FUNDS

       1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets and stated liabilities, as set forth in paragraph 1.2, to its respective Acquiring Fund. In exchange, each Acquiring Fund agrees: (i) to deliver to its respective Selling Fund the number of full and fractional shares of the Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by dividing (x) the net asset value per share of each such class of the Selling Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1.

       1.2 ASSETS TO BE ACQUIRED. The assets of each Selling Fund to be acquired by its respective Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of such Selling Fund on its respective Closing Date.

       Each Selling Fund has provided its respective Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. Each Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

       Each Selling Fund will, within a reasonable period of time prior to its respective Closing Date, furnish each Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time prior to its respective Closing Date, furnish its respective Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. A Selling Fund, if requested by its Acquiring Funds, will dispose of securities on the Acquiring Fund's list prior to its respective Closing Date. In addition, if it is determined that the portfolios of a Selling Fund and its Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of its respective Closing Date. Notwithstanding the foregoing, nothing herein will require a Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's directors or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Selling Fund's shareholders.

       1.3 LIABILITIES TO BE ASSUMED. Each Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible prior to its respective Closing Date. Each Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of its respective Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Acquiring Fund shall assume only those liabilities of its respective Selling Fund reflected in its Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

       In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by an Acquiring Fund under the National Association of Securities Dealers, Inc. ("NASD") Conduct Rule 2830 (the "Maximum Amount"), each Acquiring Fund will add to the Maximum Amount immediately prior to the Reorganization, the Maximum Amount of each Selling Fund immediately prior to the Reorganization, calculated in accordance with NASD Conduct Rule 2830.

       1.4 Prior to each Closing Date, the Trust and ESC Strategic Funds shall file appropriate Articles of Transfer pursuant to the laws of the State of Maryland, effective as of each respective Closing Date.

       1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective PRO RATA number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. Each Selling Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Selling Fund before the Effective Time with respect to Selling Fund shares that are held of record by a Selling Fund Shareholder at the Effective Time on its respective Closing Date.

       1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Selling Fund, in an amount equal in value to the net asset value of each Selling Fund's shares, to be distributed to shareholders of each Selling Fund.

       1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

       1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of each Selling Fund is and shall remain the responsibility of the Selling Fund, up to and including its respective Closing Date, and such later date on which the Selling Fund is terminated.

       1.9 TERMINATION. Each Selling Fund shall be terminated promptly following its respective Closing Date and the making of all distributions pursuant to paragraph 1.5.

       1.10 Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Selling Fund" as meaning only those series of the Trust and ESC Strategic Funds, respectively, which are involved in the Reorganization as of the Closing Dates.

                                   ARTICLE II

                                    VALUATION

       2.1 VALUATION OF ASSETS. The value of a Selling Fund's assets to be acquired by its respective Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to each respective Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and each Acquiring Fund's then current prospectuses and statements of additional information or such other valuation procedures as shall be mutually agreed upon by the parties. Each Acquiring Fund and Selling Fund agrees, however, to use all commercially reasonable efforts to resolve any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of a Selling Fund and those determined in accordance with the pricing policies and procedures of its respective Acquiring Fund.

       2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and each Acquiring Fund's then current prospectuses and statements of additional information.

       2.3 SHARES TO BE ISSUED. The number of each Acquiring Fund's shares of each class to be issued (including fractional shares, if any) in exchange for its respective Selling Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Selling Fund of each of its classes by (y) the net asset value per share of the corresponding classes of the Acquiring Fund determined in accordance with paragraph 2.2 [(a) x (b), where
(b)=(x)/(y)]. Holders of Class A shares of the Selling Funds, with the exception of the ESC Strategic Income Fund, will receive Investor Shares of the corresponding Acquiring Funds. Holders of Class D shares of the Selling Funds and holders of Class A shares of the ESC Strategic Income Fund will receive Flex Shares of the corresponding Acquiring Funds. Holders of Class A shares and Class D shares, respectively, of the ESC Strategic Small Cap Fund and the ESC Strategic Small Cap II Fund will receive Investor Shares and Flex Shares, respectively, of the STI Classic Small Cap Growth Stock Fund.

       2.4 DETERMINATION OF VALUE. All computations of value shall be made by SunTrust Bank, Atlanta in accordance with its regular practice in pricing the shares and assets of each Acquiring Fund.

                                   ARTICLE III

                           CLOSINGS AND CLOSING DATES

       3.1 CLOSING DATES. The closing (each a "Closing" and collectively, the "Closings") shall occur in two steps. There will be a separate closing on or about March 27, 2000 for the ESC Strategic Funds' Small Cap Fund, Small Cap II Fund, International Equity Fund and Appreciation Fund and a separate closing on March 28, 2000 for the ESC Income Fund or such other date(s) as the parties may agree to in writing (each a "Closing Date" and collectively, the "Closing Dates"). All acts taking place at the Closings shall be deemed to take place immediately prior to the Closing Dates unless otherwise provided. The Closings shall be held as of 9:00 a.m.

(the "Effective Time") at the offices of the SEI Investments, One Freedom Valley Drive, Oaks, PA 19456, or at such other time and/or place as the parties may agree.

       3.2 CUSTODIAN'S CERTIFICATE. Union Bank of California, as custodian for each Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) each Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its respective Acquiring Fund on the Closing Dates; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

       3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

       3.4 TRANSFER AGENT'S CERTIFICATE. BISYS Fund Services, Inc, as transfer agent for each Selling Fund as of the Closing Dates, shall deliver at the Closings a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closings. Each Acquiring Fund shall issue and deliver or cause Federated Services Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Dates to the Secretary of ESC Strategic Funds or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closings, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

       4.1 REPRESENTATIONS OF THE SELLING FUNDS. Each Selling Fund represents and warrants to its respective Acquiring Fund as follows:

              (a) The Selling Fund is a separate investment series of a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.

              (b) The Selling Fund is a separate investment series of a Maryland corporation that is registered as an open-end management investment company, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act"), is in full force and effect.

              (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

              (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any provision of ESC Strategic Funds' Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

              (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

              (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Selling Fund's business or its ability to consummate the transactions contemplated herein.

              (g) The financial statements of the Selling Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Selling Fund as of September 30, 1999, and there are no known contingent liabilities of the Selling Fund as of that date not disclosed in such statements.

              (h) Since September 30, 1999, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

              (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

              (j) All issued and outstanding shares of the Selling Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

              (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, and the filing of Articles of Transfer pursuant to the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

              (l) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

              (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

              (n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund with respect to the Selling Fund for use in the Prospectus/Proxy Statement (as defined in paragraph 5.7), the Registration

Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

              (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

              (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by ESC Strategic Funds, for itself and on behalf of each Selling Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and the filing of Articles of Transfer pursuant to Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

       4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. Each Acquiring Fund represents and warrants to its respective Selling Fund as follows:

              (a) The Acquiring Fund is a separate investment series of a Massachusetts business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

              (b) The Acquiring Fund is a separate investment series of a Massachusetts business trust that is registered as open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

              (c) The current prospectuses and statements of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

              (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

              (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

              (f) The financial statements of the Acquiring Fund are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Funds) fairly reflect the financial condition of the Acquiring Fund as of _____________, and there are no known contingent liabilities of the Acquiring Fund as of such date which are not disclosed in such statements.

              (g) Since ________________, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities, or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

              (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed by such date shall have been filed. All federal and other taxes shown due on such returns and reports shall have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

              (i) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

              (j) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

              (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

              (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

              (m) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Prospectus/Proxy Statement (as defined paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

              (n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

              (o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

              (p) The Acquiring Fund intends to qualify as a RIC under the Code, and with respect to each Acquiring Fund that has conducted material investment operations prior to the Closing Date, the Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

                                    ARTICLE V

             COVENANTS OF EACH ACQUIRING FUND AND EACH SELLING FUND

       5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5 each Acquiring Fund and Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the respective Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

       5.2 APPROVAL OF SHAREHOLDERS. ESC Strategic Funds will call meetings of Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

       5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

       5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist its respective Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

       5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and its respective Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the applicable Closing Date.

       5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Selling Fund shall furnish its respective Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by PricewaterhouseCoopers LLP and certified by ESC Strategic Funds' Treasurer.

       5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 under the 1933 Act (the "Registration Statement"), relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of each Selling Fund and the prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement (the "Prospectus/Proxy Statement"). The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act. Each Selling Fund will provide its respective Acquiring Funds with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement, in connection with the meetings of the Selling Funds Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

       5.8 INDEMNIFICATION OF DIRECTORS. The Trust will assume certain liabilities and obligations of ESC Strategic Funds relating to any obligation of ESC Strategic Funds to indemnify its current and former Directors and officers, acting in their capacities as such, to the fullest extent permitted by law and the ESC Strategic Funds' Articles of Incorporation, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Directors and officers, acting in their capacities as such, under the ESC Strategic Funds' Articles of Incorporation as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its successors or assigns.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

       The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its respective Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the applicable Closing Date, and, in addition subject to the following conditions:

       6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its respective Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

       6.2 The Selling Funds shall have received on the Closing Date an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, dated as of such Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

              (a) Each Acquiring Fund is a separate investment series of a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry on its business as presently conducted.

              (b) Each Acquiring Fund is a separate investment series of a Massachusetts business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

              (c) This Agreement has been duly authorized, executed, and delivered by the

Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Funds, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Funds in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

              (d) Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to each Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

              (e) The Registration Statement, has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

              (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

              (g) The descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any (only insofar as they relate to an Acquiring Fund), are accurate and fairly present the information required to be shown.

              (h) Such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Date which are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

              (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. The Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Registration Statement.

       Such counsel shall also state that they have participated in conferences with officers and other representatives of each Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in their opinion in paragraph (g), above), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Trust's officers and other representatives of each Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated regarding an Acquiring Fund or necessary, in the light of the circumstances under which they were made, to make the such statements regarding an Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of ESC Strategic Funds and each Selling Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

       In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

       6.3 As of the Closing Date with respect to the Reorganization of the Selling Fund, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Prospectus/Proxy Statement.

       6.4 For the period beginning at the Closing Date and ending not less than six years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, liability coverage at least as comparable to the liability coverage currently applicable to both former and current Directors and officers of ESC Strategic Funds, covering the actions of such Directors and officers of ESC Strategic Funds for the period they served as such.

                                   ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

       The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at their election, to the performance by each cooresponding Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement, on or before the applicable Closing Date and, in addition, shall be subject to the following conditions:

       7.1 All representations, covenants, and warranties of a Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. Each Selling Fund shall have delivered to its respective Acquiring Funds on such Closing Date a certificate executed in the Selling Fund's name by ESC Strategic Funds' President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

       7.2 The Selling Fund shall have delivered to its respective Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Dates, certified by the Treasurer of ESC Strategic Funds.

       7.3 The Acquiring Fund shall have received on the applicable Closing Date an opinion of Dechert Price & Rhoads, counsel to each Selling Fund, dated as of such Closing Date in a form satisfactory to the Acquiring Fund covering the following points:

              (a) The Selling Fund is a separate investment series of a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and each has the power to own all of its properties and assets and to carry on its business as presently conducted.

              (b) The Selling Fund is a separate investment series of a Maryland corporation registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

              (c) This Agreement has been duly authorized, executed and delivered by ESC Strategic Funds on behalf of each Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of each Acquiring Fund is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

              (d) To the knowledge of such counsel, except for the filing of Articles of Transfer pursuant to Maryland law, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by a Selling Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

              (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not result in a violation of ESC Strategic Funds' Articles of Incorporation or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

              (f) The descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any (only insofar as they relate to a Selling Fund), are accurate and fairly present the information required to be shown.

              (g) Such counsel does not know of any legal or governmental proceedings (insofar as they relate to a Selling Fund) existing on or before the date of mailing of the Prospectus/Proxy Statement and the Closing Date, which are required to be described in the Prospectus/Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

              (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to a Selling Fund or any of its respective properties or assets. To the knowledge of such counsel, no Selling Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Selling Fund's business other than as previously disclosed in the Prospectus/Proxy Statement.

              (i) Assuming that a consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

       Such counsel shall also state that they have participated in conferences with officers and other representatives of each Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed. Although such counsel are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in their opinion at paragraph (f), above), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of ESC Strategic Funds' officers and other representatives of each Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of each Selling Fund Shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding a Selling Fund or necessary, in the light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel do not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to each Acquiring Fund contained in the Prospectus/Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Trust and each Acquiring Fund. Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Dechert Price & Rhoads appropriate to render the opinions expressed therein, and shall indicate, with respect to matters of Maryland law, that such opinions are based either upon the review of published statutes, cases and rules and regulations of the State of Maryland or upon an opinion of Maryland counsel.

       In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
                         ACQUIRING FUND AND SELLING FUND

       If any of the conditions set forth below do not exist on or before the applicable Closing Date with respect to each Selling Fund or its respective Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

       8.1 This Agreement and the transactions contemplated herein, with respect to each Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the respective Selling Fund in accordance with Maryland law and the provisions of ESC Strategic Funds' Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the respective Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.1.

       8.2 On each Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

       8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State Blue Sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Selling Fund, provided that either party hereto may waive any such conditions for itself.

       8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

       8.5 Each Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the applicable Closing Dates (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to such Closing Dates (after reduction for any capital loss carry forward).

       8.6 The parties shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to each Acquiring Fund and Selling Fund substantially to the effect that for federal income tax purposes with respect to each Selling Fund:

              (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund shareholders in dissolution and liquidation of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

              (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Share and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

              (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

              (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

              (e) The aggregate tax basis for Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Funds Share to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefore were held by such shareholder, provided the Selling Fund shares are held as capital assets at the time of the Reorganization.

              (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

       Such opinion shall be based on customary assumptions and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                   ARTICLE IX

                                    EXPENSES

       9.1 Except as otherwise provided for herein, expenses related to the Reorganization that are incurred by the Selling Funds will be paid as follows:
The Selling Funds will pay a portion of the Reorganization expenses up to the amount each Selling Fund would have paid during the fiscal year ending March 31, 2000 under the expense caps that are currently in place for each Selling Fund. All remaining expenses will be borne by the investment adviser to the Selling Funds, SunTrust Equitable Securities, a wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust") and/or SunTrust. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Statement/Proxy Statement on Form N-14 under the 1933 Act covering Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Selling Funds; and (f) solicitation costs of the transaction.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

       10.1 The Trust on behalf of each Acquiring Fund and ESC Strategic Funds on behalf of each Selling Fund agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

       10.2 Except as specified in the next sentence set forth in this section 10.2, the representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after each Closing Date, and the obligations of each of the Acquiring Funds in sections 5.9 and 6.4, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

       11.1 This Agreement may be terminated by the mutual agreement of the Trust and ESC Strategic Funds. In addition, either the Trust or ESC Strategic Funds may at their option terminate this Agreement at or prior to either Closing Date due to:

              (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to each Closing Date, if not cured within 30 days;

              (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

              (c) a determination by the parties' Board of Directors or Board of Trustees, as appropriate, determine that the consummation of the transactions contemplated herein are not in the best interest of ESC Strategic Funds or the Trust, respectively, and give notice to the other party hereto.

       11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Selling Fund, the Trust, ESC Strategic Funds, the respective Trustees, Directors or officers, to the other party or its Trustees, Directors or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

       12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of each Selling Funds and the Acquiring Fund; provided, however, that following the meetings of the Selling Fund

Shareholders called by a Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

       13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

       13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

       13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of each Selling Fund, shall be governed and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

       13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

       13.5 It is expressly agreed that the obligations of each Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Acquiring Fund and signed by authorized officers of the Trust, acting as such. Such authorization by such Trustees nor such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in the Trust's Declaration of Trust.

       IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                       STI CLASSIC FUNDS


                                       By: /s/
                                           ------------------
                                       Name: Kevin P. Robins
                                       Title: Vice President


                                       ESC STRATEGIC FUNDS, INC.


                                       By: /s/
                                           ------------------
                                       Name: R. Jeffrey Young
                                       Title: Vice President

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                          EXHIBIT B

                       STI Classic Growth and Income Fund
                       ----------------------------------

The STI Classic Growth and Income Fund (the "Fund") is the newest equity fund member of the STI Classic family, as the successor fund to the former CrestFunds Value Fund. CrestFunds merged into STI on May 24, 1999. The Growth and Income Fund invests primarily in a diversified mix of domestic and the ADR's of foreign common stocks of companies with market capitalization of at least $1 billion. The Fund uses a quantitative screening process to help select stocks of companies from both the value and growth equity investment styles. The Fund seeks long term appreciation from large-cap equities while buffering the volatility of returns.

The past year was turbulent, but gratifying, for the economy and the stock markets, as policy-makers and investors successfully navigated potential significant pitfalls. The current economic expansion reached its eighth anniversary, with continued low inflation, while both the Dow Jones Industrial Average and the S&P 500 achieved another year of double-digit returns. The Fund performed well in this changing environment, taking advantage of its positioning in both select growth and value type issues. The Fund returned 15.58% (Trust Shares) during the fiscal year ended May 31, 1999.

The beginning of the fiscal year, the second half of 1998, was strongly influenced by continuing reverberations of the 1997 Asian financial crisis. Russia and Latin America suffered most from the backlash as investors moved to higher quality, more liquid financial markets. Diminishing profit expectations and political scandal here at home only added to investor uncertainty. The S&P 500 fell 10.3% during the third quarter on a price-only basis, though it lost as much as 19.3% between mid-July and the end of August. Falling commodity prices across the spectrum hurt stocks in the basic materials and energy sectors, while rising credit concerns and trading losses pummeled financial stocks. Corporate profits during this time were increasingly weak, contracting over 3% on a year over year basis in the third quarter.

The Federal Reserve responded to the crisis last fall by cutting interest rates three times, and the major indexes completely recovered from the "bear" market within another six weeks. Stock market sectors that fared well tended to have a domestic, consumer-oriented focus or were linked to technology and productivity investment. Healthcare companies and consumer cyclicals represented the former, while networking, software, and computer-related companies represented the latter category. Large growth issues performed extremely well while most value-oriented stocks struggled. The Fund's best performance was realized from technology holdings such as Cisco Systems, Microsoft, Intel and Sun Microsystems. Outside of technology, holdings such as Lowe's, Schering-Plough, Amgen, and CIGNA also contributed strong relative performance.

By the first quarter of 1999, glimmers of economic hope began to appear for battered economies in the Pacific rim region as well as in Latin America. In addition, oil prices, which plummeted to under $11/barrel, jumped over 70% on news that world oil producers were acting together to reduce the global energy glut. S&P 500 operating profits rose by 10% during the first quarter. Big cap, growth oriented, technology companies, continued to fare well though vigorous sector rotation persisted. Along with technology, consumer cyclical, energy and finance shares rose during the first quarter, a harbinger that the under-performing value stocks were poised for recovery.

In April, fears of future inflation helped investors dramatically reduce their exposure to the high price/earnings growth stocks in favor of more cyclically and inflation sensitive value-oriented companies. During the early part of the year, the Fund reduced its exposure to healthcare and technology while increasing its exposure to depressed and economically sensitive areas of the market. The dramatic under performance of the "value" issues offered an opportunity to increase the portfolio's "tilt" toward value, which had a significant positive impact on performance in the closing months of the fiscal year.

The outlook for the U.S. and world economies remains favorable based on current reports, improving prospects for corporate earnings growth over the near term. While tight labor markets remain a concern for the inflation-wary Fed, structural imbalances and excess inventories appear to be lacking. This suggests that companies may be able to adjust price and production schedules relatively quickly in response to future changes demand or Fed policy. The STI Classic Growth and Income Fund will continue to adjust its mix of value and growth stocks in this evolving environment in order to maximize returns to our shareholders while limiting volatility.


                                            /s/ Signature
                                            ------------------------------------
                                            Jeffrey E. Markunas, CFA

Trust Shares

     [STI Classic Growth and Income Fund Trust Shares Line Graphic Omitted]

--------------------------------------------------------------------------------
                Annualized        Annualized        Annualized        Cumulative
One Year          3 Year            5 Year           Inception         Inception
 Return           Return            Return            to Date           to Date
--------------------------------------------------------------------------------
 15.58%           21.38%            20.70%            17.68%            196.58%
--------------------------------------------------------------------------------

STI Classic Growth and Income Fund, Trust Shares
S&P 500 Index

Plot points are as follows:

-----------------------------------------------------------
                       STI Classic                   S&P
                 Growth and Income Fund              500
                      Trust Shares                  Index
-----------------------------------------------------------
9/30/92                  10,000                    10,000
5/31/93                  11,363                    10,982
5/31/94                  11,462                    11,446
5/31/95                  13,204                    13,753
5/31/96                  16,420                    17,661
5/31/97                  20,070                    22,854
5/31/98                  25,406                    29,863
5/31/99                  29,364                    36,149
-----------------------------------------------------------

Investor Shares

   [STI Classic Growth and Income Fund Investor Shares Line Graphic Omitted]

--------------------------------------------------------------------------------
            Annualized    Annualized   Annualized    Cumulative
One Year      3 Year        5 Year      Inception     Inception
 Return       Return        Return       to Date       to Date
--------------------------------------------------------------------------------
 15.66%       21.38%        20.69%       17.49%        165.93%      Without Load
 11.30%       19.86%        19.77%       16.75%        155.96%      With Load
--------------------------------------------------------------------------------

STI Classic Growth and Income Fund, Investor Shares
S&P 500 Index

Plot points are as follows:

-----------------------------------------------------------
                       STI Classic                   S&P
                 Growth and Income Fund              500
                     Investor Shares                Index
-----------------------------------------------------------
5/31/93                   9,625                    10,000
5/31/94                   9,712                    10,423
5/31/95                  11,190                    12,523
5/31/96                  13,909                    16,082
5/31/97                  17,004                    20,811
5/31/98                  21,506                    27,193
5/31/99                  24,889                    32,917
-----------------------------------------------------------

Flex Shares

     [STI Classic Growth and Income Fund Flex Shares Line Graphic Omitted]

--------------------------------------------------------------------------------
                Annualized        Annualized        Cumulative
One Year          3 Year           Inception         Inception
 Return           Return            to Date           to Date
--------------------------------------------------------------------------------
 14.76%           20.51%            21.70%            125.68%       Without Load
 12.76%                                                             With Load
--------------------------------------------------------------------------------

STI Classic Growth and Income Fund, Flex Shares
S&P 500 Index

Plot points are as follows:

-----------------------------------------------------------
                         STI Classic                 S&P
                   Growth and Income Fund            500
                         Flex Shares                Index
-----------------------------------------------------------
4/30/95                    10,000                  10,000
5/31/96                    12,721                  13,354
5/31/97                    15,440                  17,281
5/31/98                    19,403                  22,581
5/31/99                    22,267                  27,334
-----------------------------------------------------------

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                      STI Classic International Equity Fund
                      -------------------------------------

The STI Classic International Equity Fund ("The Fund") invests in equity securities of foreign issuers and seeks to provide long term capital appreciation. We strive to obtain investment results that outperform the international markets and the average international mutual funds. The Fund focuses on sector and company fundamentals specifically looking for companies that exhibit top managements, quality products and sound financial positions. Our goal is to find companies that fit the above criteria but are still selling at a discount to their global peers.

The Fund's performance for the year June 1998 to May 1999 was -7.43% (Trust Shares) vs. MSCI EAFE of 4.36%.

Over the past year, many changes have occurred. Eleven western european countries combined currencies to create one common currency, the Euro, Asia has rallied off its bottom, and many markets have seen +50% returns. Brazil and Latin America experienced a collapse, only to quickly rebound after Brazil depegged its currency from the dollar. Japan has also rebounded off its lows due to economic stimulus packages and positive news flow, though earnings are still lagging. Recent concern over increasing growth has caused economic over-heating concerns across the European community where the Fund maintains its largest weighting. Many of the cyclical and commodity oriented companies have rallied on the back of the expectation of strong growth and inflation. While we do have exposure to these sectors, we do not believe this outperformance will continue. Financial companies have been the hardest hit as interest rate concerns have been a heavy burden on bond prices and fears of slower growth have tempered the performance of insurance companies and banks. This weakness has provided opportunities as we believe the markets have over-corrected for such fears.

The Fund added some Brazilian and Mexican equities in February including Tele Norte, a fixed line telephone operator in Brazil and Telefonos de Mexico, Mexico's dominant phone company. These investments have experienced tremendous strength since their addition. We continue to monitor Latin America and Asia for value opportunities.

Concerning the future outlook for international markets, we continue to see value across Europe and expect to remain overweighted here. Japan has rallied on hopes, not fundamentals, and we remain underweighted. We have added names in Japan such as Takefuji, a consumer finance company and FamilyMart, Japan's second largest convenient store operator. While we see some fundamentals turning in Japan, the changes are company specific. In our opinion, the macro picture remains mired in high unemployment, overvalued assets, and zero growth.


                                            /s/ Signature omitted
                                            -----------------------------------
                                            Ned Dau
                                            Managing Director

Trust Shares

   [STI Classic International Equity Fund Trust Shares Line Graphic Omitted]

-------------------------------------------------------------------
                 Annualized          Annualized          Cumulative
One Year           3 Year             Inception           Inception
 Return            Return              to Date             to Date
-------------------------------------------------------------------
 -7.43%            11.62%              14.12%              58.55%
-------------------------------------------------------------------

STI Classic International Equity Fund, Trust Shares
MSCI EAFE Index, in U.S.$

Plot points are as follows:

-----------------------------------------------------------
                         STI Classic                MSCI
                  International Equity Fund         Index
                        Trust Shares              in U.S.$
-----------------------------------------------------------
1/31/95                    10,000                  10,000
5/31/95                    11,637                  10,862
5/31/96                    15,179                  12,021
5/31/97                    18,714                  12,928
5/31/98                    22,807                  14,365
5/31/99                    21,112                  14,991
-----------------------------------------------------------

Investor Shares

  [STI Classic International Equity Fund Investor Shares Line Graphic Omitted]

--------------------------------------------------------------------------------
             Annualized       Annualized        Cumulative
One Year       3 Year          Inception         Inception
 Return        Return           to Date           to Date
--------------------------------------------------------------------------------
 -7.82%        11.19%           12.62%            49.85%           Without Load
-11.27%         9.79%           11.36%            44.18%           With Load
--------------------------------------------------------------------------------

STI Classic International Equity Fund, Investor Shares
MSCI EAFE Index, in U.S.$

Plot points are as follows:

-----------------------------------------------------------
                         STI Classic                MSCI
                  International Equity Fund         Index
                       Investor Shares            in U.S.$
-----------------------------------------------------------
1/31/95                     9,625                  10,000
5/31/95                    11,201                  10,862
5/31/96                    14,585                  12,021
5/31/97                    17,918                  12,928
5/31/98                    21,750                  14,365
5/31/99                    20,049                  14,991
-----------------------------------------------------------

Flex Shares

    [STI Classic International Equity Fund Flex Shares Line Graphic Omitted]

--------------------------------------------------------------------------------
             Annualized       Annualized        Cumulative
One Year       3 Year          Inception         Inception
 Return        Return           to Date           to Date
--------------------------------------------------------------------------------
 -8.48%        10.40%           11.89%            46.56%           Without Load
-10.19%                                                            With Load
--------------------------------------------------------------------------------

STI Classic International Equity Fund, Flex Shares
MSCI EAFE Index, in U.S.$

Plot points are as follows:

-----------------------------------------------------------
                         STI Classic                MSCI
                  International Equity Fund         Index
                         Flex Shares              in U.S.$
-----------------------------------------------------------
1/31/95                     10,000                 10,000
5/31/95                     11,637                 10,862
5/31/96                     15,139                 12,021
5/31/97                     18,467                 12,928
5/31/98                     22,260                 14,365
5/31/99                     20,372                 14,991
-----------------------------------------------------------

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                     STI Classic Small Cap Growth Stock Fund
                     ---------------------------------------

The objective of the STI Classic Small Cap Growth Stock Fund (the "Fund") is to provide long-term capital appreciation by investing in smaller companies, domiciled primarily in the U.S., with market capitalizations ranging from $50 million to $3 billion. The philosophy of the Fund is that a portfolio of small capitalization companies with positive earnings characteristics and reasonable valuation will provide superior returns over time.

The Fund invests in stocks of companies that are currently demonstrating strong earnings trends, characterized by solid historical earnings growth, high earnings and sales growth momentum, and positive earnings estimate revisions and earnings surprises. However, we try not to pay huge premiums for these companies. Consequently, we identify those companies that are reasonably valued relative to their earnings trends and relative to our universe of companies. In addition, we look for companies that have a history of generating high returns on invested capital and/or are demonstrating improving returns.

The investment process of the Fund features a two-tiered strategy that includes a quantitative methodology to identify those companies with the best combination of the aforementioned characteristics and a qualitative overlay that involves basic fundamental analysis of each company. Our investment team looks at each company to understand the company's basic business model and competitive environment surrounding the company. In addition, we dig into the financials of each company, analyzing the income statement and balance sheet in order to identify any accounting irregularities, understand the capital structure of the company, how the company has grown in the past, and how it intends to fund its growth in the future.

The Fund features a very disciplined approach for both the buying and selling of stocks. Furthermore, we exercise portfolio management techniques that are geared toward risk aversion, unlike most other aggressive small cap growth portfolios. The Fund equal-weights the portfolio among the top 15% to 20% of stocks in our investment universe (approximately 150-160 companies). Thus, we maintain a very diversified portfolio taking on very little company specific risk. In addition, we maintain controlled sector weightings to keep the portfolio from becoming over-concentrated in one particular economic sector.

We are confident that our process will provide excellent risk-adjusted returns over time relative to the S&P Small Cap 600 Index and relative to other small cap mutual funds. We are very pleased with the Fund's results since inception on October 8, 1998 and feel very comfortable with how the portfolio is currently positioned. Since late March 1999, the broadening of the market has brought about a resurgence in small cap stock returns. Should this trend continue, this will be an excellent year for the STI Classic Small Cap Growth Stock Fund.


                                            /s/ Signature omitted
                                            ------------------------------------
                                            Mark D. Garfinkel, CFA
                                            Vice President and Portfolio Manager

Trust Shares*

  [STI Classic Small Cap Growth Stock Fund Trust Shares Line Graphic Omitted]

-----------
Cumulative
 Inception
  to Date
-----------
  45.70%
-----------

STI Classic Small Cap Growth Stock Fund, Trust Shares
S&P Small Cap 500 Index

Plot points are as follows:

-------------------------------------------------------------
                         STI Classic                 S&P
                   Small Cap Growth Stock       Small Cap 600
                     Fund, Trust Shares             Index
-------------------------------------------------------------
10/31/98                   10,000                   10,000
 5/31/99                   12,070                   11,168
-------------------------------------------------------------

Flex Shares*

   [STI Classic Small Cap Growth Stock Fund Flex Shares Line Graphic Omitted]

-----------------------------
Cumulative
 Inception
  to Date
-----------------------------
  44.78%         Without Load
  42.78%         With Load
-----------------------------

Plot points are as follows:

-------------------------------------------------------------
                         STI Classic                 S&P
                   Small Cap Growth Stock       Small Cap 600
                      Fund, Flex Shares             Index
-------------------------------------------------------------
10/31/98                   10,000                   10,000
 5/31/99                   11,764                   11,168
-------------------------------------------------------------

*Commenced operations on October 8, 1998.

Past performance is no indication of future performance.

The Funds' comparative benchmarks do not include the annual operating expenses incurred by the Fund.

                            ESC STRATEGIC FUNDS, INC.

                                 SMALL CAP FUND

                       SPECIAL MEETING OF THE SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

         The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Small Cap Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:


               ( X Please mark your choices like this on the Proposal )
                ---

    PROPOSAL:  APPROVE THE  REORGANIZATION AGREEMENT AS IT RELATES TO THE ESC
               STRATEGIC SMALL CAP FUND AND THE STI SMALL CAP GROWTH STOCK FUND:

               ____For     ____Against     ____Abstain

     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      -----------------------

                                     --------------------------------
                                     Signature of Shareholder


                                     --------------------------------
                                     Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, FAX, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
- YOU MAY FAX YOUR VOTE BY SIGNING AND DATING THIS CARD AND FAXING BOTH SIDES OF THE CARD TO (XXX) XXX-XXXX.
- YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (XXX) XXX-XXXX, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
-    YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
-    FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                                SMALL CAP II FUND

                       SPECIAL MEETING OF THE SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Small Cap II Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:


               ( X Please mark your choices like this on the Proposal )
                ---

    PROPOSAL:  APPROVE THE REORGANIZATION AGREEMENT AS IT RELATES TO THE ESC
               STRATEGIC SMALL CAP II FUND AND THE STI SMALL CAP GROWTH STOCK
               FUND:

               ____For     ____Against     ____Abstain

     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      -----------------------
                                     --------------------------------
                                     Signature of Shareholder


                                     --------------------------------
                                     Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, FAX, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
- YOU MAY FAX YOUR VOTE BY SIGNING AND DATING THIS CARD AND FAXING BOTH SIDES OF THE CARD TO (XXX) XXX-XXXX.
- YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (XXX) XXX-XXXX, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
-    YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
-    FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                            INTERNATIONAL EQUITY FUND

                       SPECIAL MEETING OF THE SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic International Equity Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:


               ( X Please mark your choices like this on the Proposal )
                ---

    PROPOSAL:  APPROVE THE REORGANIZATION AGREEMENT AS IT RELATES TO THE ESC
               INTERNATIONAL EQUITY FUND AND THE STI INTERNATIONAL EQUITY FUND:

               ____For     ____Against     ____Abstain

     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      -----------------------

                                     --------------------------------
                                     Signature of Shareholder


                                     --------------------------------
                                     Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, FAX, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
- YOU MAY FAX YOUR VOTE BY SIGNING AND DATING THIS CARD AND FAXING BOTH SIDES OF THE CARD TO (XXX) XXX-XXXX.
- YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (XXX) XXX-XXXX, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
-    YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
-    FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                                APPRECIATION FUND

                       SPECIAL MEETING OF THE SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Appreciation Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:


               ( X Please mark your choices like this on the Proposal )
                ---

    PROPOSAL:  APPROVE THE REORGANIZATION AGREEMENT AS IT RELATES TO THE ESC
               STRATEGIC  APPRECIATION FUND AND THE STI GROWTH AND INCOME FUND:

               ____For     ____Against     ____Abstain

     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      -----------------------
                                     --------------------------------
                                     Signature of Shareholder


                                     --------------------------------
                                     Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, FAX, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
- YOU MAY FAX YOUR VOTE BY SIGNING AND DATING THIS CARD AND FAXING BOTH SIDES OF THE CARD TO (XXX) XXX-XXXX.
- YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (XXX) XXX-XXXX, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
-    YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
-    FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                            ESC STRATEGIC FUNDS, INC.

                                   INCOME FUND

                       SPECIAL MEETING OF THE SHAREHOLDERS

                  PROXY SOLICITED BY THE BOARD OF DIRECTORS FOR
               THE SPECIAL MEETING OF SHAREHOLDERS, MARCH 22, 2000

     The undersigned, revoking previous proxies with respect to the Shares (defined below), hereby appoints Jeff Young and Paige Hodgin as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the ESC Strategic Income Fund (the "Fund") of ESC Strategic Funds, Inc. (the "Corporation") to be held in the offices of SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456, on Wednesday, March 22, 2000, at 3:00 p.m. (Eastern Time), and any adjournments or postponements thereof (the "Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Meeting ("Shares") on the proposal set forth below respecting the proposed Agreement and Plan of Reorganization (the "Reorganization Agreement") between the Corporation, on behalf of the Fund, and STI Classic Funds (the "Trust"), on behalf of the corresponding series of the Trust set forth below in the Proposal, and on any other matters properly brought before the Meeting.

THE BOARD OF DIRECTORS OF THE CORPORATION RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:


               ( X Please mark your choices like this on the Proposal )
                ---

    PROPOSAL:  APPROVE THE  REORGANIZATION  AGREEMENT  AS IT RELATES TO THE ESC
               INCOME FUND AND THE STI HIGH INCOME FUND:

               ____For     ____Against     ____Abstain

     THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER(S). IF NO CONTRARY DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING.

     The undersigned acknowledges receipt with this Proxy of a copy of the Notice of Special Meeting and the Proxy Statement of the Board of Directors. Your signature(s) on this Proxy should be exactly as your name(s) appear on this Proxy. If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.



Dated:                        , 2000
      -----------------------
                                     --------------------------------
                                     Signature of Shareholder


                                     --------------------------------
                                     Signature (Joint owners)

YOU CAN VOTE BY MAIL, PHONE, FAX, INTERNET, OR IN PERSON.

- TO VOTE BY MAIL, PLEASE DATE, SIGN AND RETURN THIS CARD USING THE ENCLOSED, POSTAGE-PAID ENVELOPE.
- YOU MAY FAX YOUR VOTE BY SIGNING AND DATING THIS CARD AND FAXING BOTH SIDES OF THE CARD TO (XXX) XXX-XXXX.
- YOU MAY VOTE BY PHONE BY CALLING TOLL-FREE (XXX) XXX-XXXX, ENTERING YOUR 12 DIGIT CONTROL NUMBER LOCATED ON THIS CARD, AND FOLLOWING THE SIMPLE RECORDED INSTRUCTIONS.
-    YOU MAY ALSO SUBMIT YOUR VOTE OVER THE INTERNET AT WWW.PROXYVOTE.COM.
-    FINALLY, YOU MAY VOTE IN PERSON BY ATTENDING THE MEETING ON MARCH 22, 2000.

                                STI CLASSIC FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15.          Indemnification.

Article VIII of the Registrant's Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

          (1) Agreement and Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (2)(a) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed on Form N-1A April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (2)(b)    Amended By-Laws - incorporated by reference to Exhibit
                    (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

          (3)       Not applicable.

          (4) Form of Agreement and Plan of Reorganization is filed herewith.

          (5)       Not applicable.

          (6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 on Form N-1A and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(b) Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC on Form N-1A via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

          (6)(e) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc.dated May 24, 1999 - incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

          (6)(f) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 - incorporated by reference to the Registrant's Post- Effective Amendment No. 33 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.

          (7)(a)    Distribution Agreement - incorporated by reference to
                    Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

          (8)       Not applicable.

          (9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (9)(b) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

          (10)      Not applicable.

          (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

          (12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

          (13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

          (13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

          (13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to
                    Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

          (14)(a)   Consent of Arthur Andersen LLP is filed herewith.

          (14)(b)   Consent of PricewaterhouseCoopers LLP is filed herewith.

          (15)      Not applicable.

          (16)      Not applicable.

          (17)(a) Prospectuses and SAIs for the Trust Shares, Investor Shares, Flex Shares, and Institutional Shares of STI Classic Funds dated October 1, 1999- incorporated by reference Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A with the SEC via EDGAR accession number 0001047469-99-037088 as filed September 28, 1999.

          (17)(b) Audited Financial Statements for the STI Classic Funds dated May 31, 1999 - incorporated by reference to the Registrant's N-30 D filing with the SEC as filed August 3, 1999.

          Item      17. Undertakings.

     The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     The registrant agrees that every prospectus that is filed under paragraph
(1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of STI Classic Funds in the city of Oaks, and state of, Pennsylvania on the 17th day of December, 1999.

                                        STI Classic Funds
                                        By: /s/ Mark Nagle
                                            ------------------------------
                                        Mark Nagle, President, Chief Financial
                                        Officer and Chief Executive Officer

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

      *                           Trustee                     December 17, 1999
   ----------------------
   F. Wendell Gooch

      *                           Trustee                     December 17, 1999
   ----------------------
   Daniel S. Goodrum

      *                           Trustee                     December 17, 1999
   ----------------------
   Wilton Looney

      *                           Trustee                     December 17, 1999
   ----------------------
   Champney A. McNair

      *                           Trustee                     December 17, 1999
   ----------------------
   T. Gordy Germany

      *                           Trustee                     December 17, 1999
   ----------------------
   Bernard F. Sliger

      *                           Trustee                     December 17, 1999
   ----------------------
   Jonathan T. Walton

      *                           Trustee                     December 17, 1999
   ----------------------
   William H. Cammack

    /s/ Mark Nagle                President, Chief            December 17, 1999
   ----------------------         Executive Officer &
        Mark Nagle                Chief Financial Officer



* By:  /s/ Mark Nagle
     ----------------------
     Mark Nagle, With Power of Attorney
     previously filed

                                  Exhibit Index

(1) Agreement and Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 on to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(2)(a) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96- 015938 on July 31, 1996.

(2)(b) Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 on Form N-1A to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

(3)       Not applicable.

(4)       Form of Agreement and Plan of Reorganization is filed herewith.

(5)       Not applicable.

(6)(a) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 on Form N-1A filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(b) Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed on Form N-1A October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(c) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed on Form N-1A with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(6)(d) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 on Form N-1A filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registation Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(6)(e) Revised Schedule A to theRevised Investment Advisory Agreement with Trusco Capital Management, Inc.dated May 24, 1999 - incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

(6)(f) Revised Schedule A to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated October 1, 1999 - incorporated by reference to the Registrant's Post-Effective Amendment No. 33 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0000912057-99-007899 on December 1, 1999.

(7)(a) Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.

(8)       Not applicable.

(9)(a) Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 on Form N-1A filed September 28, 1995 and incorporated by reference to
          Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(b) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(9)(c) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997 - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(10)      Not applicable.

(11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is filed herewith.

(12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

(13)(a) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 on Form N-1A filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(13)(b) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - incorporated by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's Registration Statement filed the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

(13)(c) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.

(14)(a)   Consent of Arthur Andersen LLP is filed herewith.

(14)(b)   Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)      Not applicable.

(16)      Not applicable.

(17)(a) Prospectuses and SAIs for the Trust Shares, Investor Shares, Flex Shares, and Institutional Shares of STI Classic Funds dated October 1, 1999 - incorporated by reference Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A with the SEC via EDGAR accession number 0001047469-99-037088 as filed September 28, 1999.

(17)(b) Audited Financial Statements for the STI Classic Funds dated May 31, 1999 - incorporated by reference to the N-30 D filing with the SEC as filed August 3, 1999.